UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03416

THE CALVERT FUND
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2015

Item 1. Schedule of Investments.

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

ASSET-BACKED SECURITIES - 22.7%	PRINCIPAL AMOUNT	VALUE
American Homes 4 Rent:
3.50%, 6/17/31 (e)(r)	$3,000,000	$2,973,942
4.705%, 10/17/36 (e)	2,400,000	2,507,779
4.596%, 12/17/36 (e)	2,950,000	3,056,159
Apidos CLO XXI:
3.827%, 7/18/27 (e)(r)	1,200,000	1,171,680
5.827%, 7/18/27 (e)(r)	1,500,000	1,440,300
Applebee's Funding LLC / IHOP Funding LLC, 4.277%, 9/5/44 (e)	3,050,000	3,091,477
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	4,820,000	4,873,936
CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (e)(r)	6,000,000	5,956,800
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	4,831,250	4,905,999
Consumer Credit Origination Loan Trust, 2.82%, 3/15/21 (e)	7,991,666	8,038,928
Dryden 33 Senior Loan Fund, 3.925%, 7/15/26 (e)(r)	2,350,000	2,282,790
Eagle I Ltd., 2.57%, 12/15/39 (e)	3,500,000	3,473,050
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	1,155,400	1,148,598
3.668%, 4/19/44 (e)	2,700,000	2,716,729
4.406%, 4/19/44 (e)	2,783,000	2,821,102
Element Rail Leasing II LLC, 3.585%, 2/19/45 (e)	3,900,000	3,865,021
FRS I LLC, 3.08%, 4/15/43 (e)	5,976,435	5,992,685
GCAT LLC, 2015-1, 4.75%, 5/26/20 (e)(r)	3,350,000	3,314,825
GLC II Trust, 4.00%, 12/18/20 (e)	3,336,847	3,353,865
GLC Trust, 3.00%, 7/15/21 (e)	2,652,499	2,650,642
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	2,663,333	2,654,672
GMAT Trust, 3.721%, 2/25/44 (e)(r)	1,569,065	1,567,087
Hilton Grand Vacations Trust, 2.28%, 1/25/26 (e)	1,145,439	1,151,880
HOA Funding LLC, 4.846%, 8/20/44 (e)	4,728,000	4,672,200
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	300,000	295,992
2.285%, 6/17/31 (e)(r)	2,500,000	2,496,320
3.435%, 6/17/31 (e)(r)	3,000,000	2,966,112
3.885%, 6/17/32 (e)(r)	1,750,000	1,744,239
JGWPT XXXI LLC, 4.94%, 3/16/65 (e)	1,000,000	1,028,834
JGWPT XXXII LLC, 4.48%, 1/15/75 (e)	1,450,000	1,425,404
Madison Park Funding XVII Ltd., 3.729%, 7/21/27 (e)(r)	4,350,000	4,131,195
Magnetite VI Ltd., 5.834%, 9/15/23 (e)(r)	2,500,000	2,462,250
Navient Student Loan Trust, 1.687%, 7/25/52 (r)	1,200,000	1,105,360
OneMain Financial Issuance Trust:

2.43%, 6/18/24 (e)	7,400,000	7,441,440
2.57%, 7/18/25 (e)	2,200,000	2,201,672
Oxford Finance Funding Trust, 3.475%, 12/15/22 (e)	2,600,000	2,603,120
PennyMac 2015-NPL1 LLC, 4.00%, 3/25/55 (e)(r)	2,826,077	2,823,474
Progress Residential 2015-SFR2 Trust, 4.427%, 6/12/32 (e)	2,000,000	1,994,988
RenewFund Receivables Trust 2015-1, 3.51%, 4/15/25 (e)	2,400,000	2,392,800
RMAT LLC, 2015-NPL1, 3.75%, 5/25/55 (e)(r)	1,942,464	1,927,895
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (e)(r)	2,451,595	2,429,433
Skopos Auto Receivables Trust 2015-1, 3.10%, 12/15/23 (e)	1,822,623	1,822,623
SLM Private Education Loan Trust, 3.00%, 5/16/44 (e)	2,700,000	2,645,576
Stewart Park Clo Ltd. 2015-1, 3.724%, 4/15/26 (e)(r)	2,350,000	2,266,575
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	2,884,292	2,889,195
TAL Advantage V LLC:
3.33%, 5/20/39 (e)	3,070,412	3,090,735
3.97%, 5/20/39 (e)	891,667	878,173
3.27%, 11/21/39 (e)	2,448,333	2,468,473
4.15%, 11/21/39 (e)	941,667	946,942
Tricon American Homes 2015-SFR1 Trust, 3.685%, 5/17/32 (e)(r)	600,000	600,210
Trinity Rail Leasing LP, 3.525%, 1/15/43 (e)	3,000,000	2,964,900
US Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (e)	6,345,509	6,346,791
VOLT XIX LLC, 3.875%, 4/25/55 (e)(r)	4,353,364	4,369,807
VOLT XXVII LLC:
3.375%, 8/27/57 (e)(r)	2,085,458	2,086,745
4.75%, 8/27/57 (e)(r)	799,871	798,912
Wendys Funding LLC 2015-1:
3.371%, 6/15/45 (e)	4,400,000	4,393,387
4.08%, 6/15/45 (e)	3,000,000	2,980,305

Total Asset-Backed Securities (Cost $162,680,475)		162,702,023

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.3%
Banc of America Mortgage Trust, 0.285%, 1/25/34 (r)	16,903,786	59,823
CAM Mortgage Trust, 4.45%, 5/15/48 (e)(r)	1,608,452	1,610,723
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 2.787%, 5/25/24 (r)	6,980,000	6,277,372
CAS 2014-C03 1M2, 3.187%, 7/25/24 (r)	6,800,000	6,312,882
CAS 2014-C03 2M2, 3.087%, 7/25/24 (r)	1,500,000	1,388,091
CAS 2015-C02 1M2, 4.185%, 5/25/25 (r)	5,000,000	4,885,745
Freddie Mac Structured Agency Credit Risk Debt Notes, 8.137%, 5/25/25 (r)	800,000	816,654
LSTAR Securities Investment Trust 2015-6, 2.184%, 5/1/20 (e)(r)	1,971,136	1,936,050

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $24,335,711)		23,287,340

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.3%
BBCMS Trust 2015-RRI, 3.086%, 5/15/32 (e)(r)	800,000	798,742
Citigroup Commercial Mortgage Trust, 3.586%, 9/15/17 (e)(r)	2,800,000	2,748,600
CSMC Trust, 4.185%, 9/15/37 (e)	1,800,000	1,855,667
EQTY INNS Mortgage Trust, 3.635%, 5/8/31 (e)(r)	4,700,000	4,692,659
Extended Stay America Trust:
3.604%, 12/5/31 (e)	2,970,000	2,990,621
5.521%, 12/5/31 (e)(r)	1,765,000	1,800,033
Hilton USA Trust:
3.714%, 11/5/30 (e)	1,600,000	1,610,510
5.609%, 11/5/30 (e)(r)	3,500,000	3,547,317
Hyatt Hotel Portfolio Trust 2015-HYT, 3.676%, 11/15/29 (e)(r)	400,000	386,274
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	2,200,000	2,268,521
3.931%, 6/10/27 (e)(r)	1,500,000	1,510,468
3.786%, 6/15/29 (e)(r)	3,500,000	3,486,585
Morgan Stanley Capital I Trust, 3.56%, 7/13/29 (e)(r)	1,700,000	1,605,529
Motel 6 Trust, 5.279%, 2/5/30 (e)	6,000,000	5,945,928
ORES NPL LLC:
6.00%, 3/27/24 (e)	4,900,000	4,900,000
3.081%, 9/25/25 (e)	696,053	694,313
VFC LLC, 5.50%, 7/20/30 (e)	3,000,000	3,000,081
WFRBS Commercial Mortgage Trust, 3.497%, 8/15/47 (e)	1,400,000	1,185,726

Total Commercial Mortgage-Backed Securities (Cost $45,173,405)		45,027,574

CORPORATE BONDS - 60.8%
21st Century Fox America, Inc., 5.40%, 10/1/43	1,500,000	1,601,146
Actavis Funding SCS:
3.80%, 3/15/25	1,150,000	1,129,670
4.75%, 3/15/45	2,300,000	2,189,724
Albertson's Holdings LLC/Safeway, Inc., 7.75%, 10/15/22 (e)	1,979,000	2,102,688
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	3,077,944	—
Ally Financial, Inc., 3.25%, 2/13/18	3,000,000	2,981,250
Amazon.com, Inc., 3.30%, 12/5/21	2,000,000	2,026,362
America Movil SAB de CV, 4.375%, 7/16/42	1,500,000	1,392,990
American Airlines Group, Inc., 4.625%, 3/1/20 (e)	600,000	580,500
American International Group, Inc., 4.50%, 7/16/44	2,450,000	2,330,550
American Tower Corp.:
3.45%, 9/15/21	1,000,000	995,179
4.70%, 3/15/22	2,000,000	2,085,376
Amgen, Inc.:
3.625%, 5/22/24	1,000,000	991,986
5.375%, 5/15/43	1,500,000	1,591,761
Anheuser-Busch InBev Finance, Inc., 2.625%, 1/17/23	1,900,000	1,823,512
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	1,000,000	882,904

Antero Resources Corp., 6.00%, 12/1/20	1,000,000	1,005,000
Anthem, Inc., 4.65%, 1/15/43	2,000,000	1,833,526
Apple, Inc., 3.45%, 2/9/45	4,045,000	3,428,235
AT&T, Inc.:
3.875%, 8/15/21	2,950,000	3,042,798
3.40%, 5/15/25	850,000	810,652
4.35%, 6/15/45	2,750,000	2,347,719
4.75%, 5/15/46	800,000	727,979
Bank of America Corp.:
2.60%, 1/15/19	1,650,000	1,667,968
4.125%, 1/22/24	3,190,000	3,269,332
4.00%, 4/1/24	1,850,000	1,882,514
3.95%, 4/21/25	4,450,000	4,286,196
4.25%, 10/22/26	3,450,000	3,379,630
Bank of America NA:
5.30%, 3/15/17	9,000,000	9,532,476
6.10%, 6/15/17	5,000,000	5,415,485
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	10,501,000	11,996,762
BP Capital Markets plc:
2.75%, 5/10/23	1,000,000	956,450
3.535%, 11/4/24	1,000,000	990,827
Capital One Bank, 3.375%, 2/15/23	4,600,000	4,468,353
Celanese US Holdings LLC, 5.875%, 6/15/21	1,300,000	1,391,000
Celgene Corp., 3.625%, 5/15/24	1,900,000	1,897,587
Cemex SAB de CV, 6.50%, 12/10/19 (e)	1,000,000	1,049,700
Cisco Systems, Inc., 5.50%, 1/15/40	500,000	569,884
CIT Group, Inc.:
4.25%, 8/15/17	1,125,000	1,141,875
5.25%, 3/15/18	4,150,000	4,290,062
Citigroup, Inc.:
2.50%, 9/26/18	3,000,000	3,033,786
3.75%, 6/16/24	1,000,000	1,005,925
3.875%, 3/26/25	3,750,000	3,592,144
3.30%, 4/27/25	750,000	721,206
4.40%, 6/10/25	1,600,000	1,594,037
5.90% to 2/15/23, floating rate thereafter to 12/29/49 (r)	720,000	709,200
Comcast Corp., 4.60%, 8/15/45	1,000,000	991,416
ConAgra Foods, Inc., 4.65%, 1/25/43	1,000,000	848,372
ConocoPhillips Co.:
3.35%, 11/15/24	2,000,000	1,979,096
4.30%, 11/15/44	750,000	717,014
Continental Airlines Pass Through Trust, 6.25%, 10/11/21	2,208,506	2,329,974
Cott Beverages, Inc., 6.75%, 1/1/20 (e)	1,000,000	1,037,500
Coveris Holdings SA, 7.875%, 11/1/19 (e)	1,500,000	1,492,500
Credit Acceptance Corp., 7.375%, 3/15/23 (e)	1,300,000	1,342,250

Crown Castle Towers LLC:
4.174%, 8/15/37 (e)	825,000	855,524
4.883%, 8/15/40 (e)	3,000,000	3,256,059
3.222%, 5/15/42 (e)	800,000	787,280
Cummins, Inc., 4.875%, 10/1/43	1,100,000	1,169,729
CVS Pass-Through Trust, 6.036%, 12/10/28	3,023,525	3,440,992
DDR Corp., 4.75%, 4/15/18	3,000,000	3,200,910
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	600,000	600,103
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
3.95%, 1/15/25	3,000,000	2,941,242
6.375%, 3/1/41	2,000,000	2,151,390
Discover Bank, 7.00%, 4/15/20	2,500,000	2,909,600
Dow Chemical Co., 4.625%, 10/1/44	1,700,000	1,586,804
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,555,000	2,616,134
EnerSys, 5.00%, 4/30/23 (e)	750,000	741,795
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	12,115,000	13,023,625
ERP Operating LP, 4.625%, 12/15/21	1,000,000	1,090,877
Express Scripts Holding Co.:
4.75%, 11/15/21	1,500,000	1,627,659
3.90%, 2/15/22	1,000,000	1,026,869
Fiserv, Inc., 3.85%, 6/1/25	1,700,000	1,702,502
Ford Motor Co., 4.75%, 1/15/43	750,000	727,202
Ford Motor Credit Co. LLC:
4.25%, 2/3/17	3,000,000	3,118,134
2.145%, 1/9/18	1,350,000	1,355,558
3.219%, 1/9/22	1,000,000	988,786
Frontier Communications Corp., 6.875%, 1/15/25	1,575,000	1,317,094
General Electric Co., 4.50%, 3/11/44	2,000,000	2,031,180
General Motors Co., 5.20%, 4/1/45	2,750,000	2,723,710
General Motors Financial Co., Inc.:
3.50%, 7/10/19	1,500,000	1,531,752
3.15%, 1/15/20	600,000	602,812
3.45%, 4/10/22	2,000,000	1,959,702
4.00%, 1/15/25	1,900,000	1,864,337
Genworth Holdings, Inc., 4.80%, 2/15/24	2,570,000	2,242,325
Gilead Sciences, Inc., 3.70%, 4/1/24	1,000,000	1,021,836
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	7,000,000	7,783,160
2.60%, 4/23/20	3,100,000	3,084,466
3.50%, 1/23/25	4,150,000	4,024,645
Grain Spectrum Funding II LLC, 3.29%, 10/10/34 (e)	988,705	992,759
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (e)	2,000,000	2,096,000
Health Care REIT, Inc., 3.75%, 3/15/23	2,000,000	1,979,952
Home Depot, Inc.:
2.70%, 4/1/23	2,000,000	1,957,924

4.20%, 4/1/43	1,000,000	961,353
4.40%, 3/15/45	600,000	599,135
Host Hotels & Resorts LP:
3.75%, 10/15/23	2,000,000	1,962,012
4.00%, 6/15/25	1,500,000	1,488,855
Hyundai Capital Services, Inc., 3.50%, 9/13/17 (e)	3,245,000	3,360,006
Illinois Tool Works, Inc., 3.90%, 9/1/42	2,000,000	1,865,360
International Lease Finance Corp., 6.75%, 9/1/16 (e)	2,000,000	2,103,750
Jabil Circuit, Inc., 7.75%, 7/15/16	2,000,000	2,095,000
JPMorgan Chase & Co.:
2.35%, 1/28/19	1,500,000	1,505,780
2.75%, 6/23/20	1,200,000	1,201,279
3.625%, 5/13/24	7,000,000	6,949,222
3.875%, 9/10/24	3,000,000	2,951,718
3.125%, 1/23/25	4,900,000	4,678,304
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	1,500,000	1,561,875
Kern River Funding Corp., 6.676%, 7/31/16 (e)	44,559	46,432
Kinder Morgan Energy Partners LP:
4.25%, 9/1/24	1,000,000	973,935
5.625%, 9/1/41	2,960,000	2,775,876
Kinder Morgan, Inc.:
5.55%, 6/1/45	1,500,000	1,386,428
5.05%, 2/15/46	4,400,000	3,815,297
Kroger Co., 3.85%, 8/1/23	1,900,000	1,948,906
Laboratory Corporation of America Holdings:
3.60%, 2/1/25	700,000	669,487
4.70%, 2/1/45	700,000	641,169
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	8,000,000	8,500,000
Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 8/15/25 (e)	700,000	701,750
Leucadia National Corp., 8.125%, 9/15/15	3,320,000	3,359,408
Life Technologies Corp., 6.00%, 3/1/20	4,000,000	4,499,444
Lowe's Co.'s, Inc., 4.65%, 4/15/42	1,050,000	1,082,542
LYB International Finance BV, 5.25%, 7/15/43	1,000,000	1,018,708
Macy's Retail Holdings, Inc., 4.30%, 2/15/43	1,000,000	900,822
Masco Corp., 4.45%, 4/1/25	850,000	852,125
Massachusetts Institute of Technology, 3.959%, 7/1/38	500,000	498,034
Medtronic, Inc., 3.50%, 3/15/25 (e)	2,000,000	1,993,174
Methanex Corp., 5.65%, 12/1/44	3,275,000	3,150,792
MetLife, Inc.:
4.875%, 11/13/43	2,400,000	2,490,854
4.05%, 3/1/45	900,000	826,642
Michaels Stores, Inc., 5.875%, 12/15/20 (e)	2,650,000	2,775,875
Morgan Stanley:
6.25%, 8/28/17	2,900,000	3,178,290
5.50%, 1/26/20	2,000,000	2,231,990
2.80%, 6/16/20	3,500,000	3,503,720

5.00%, 11/24/25	6,550,000	6,856,926
3.95%, 4/23/27	1,100,000	1,037,177
NBCUniversal Media LLC:
4.375%, 4/1/21	3,000,000	3,249,228
4.45%, 1/15/43	2,800,000	2,691,069
Northrop Grumman Corp., 3.85%, 4/15/45	1,000,000	879,876
Oracle Corp.:
2.95%, 5/15/25	1,200,000	1,154,904
4.125%, 5/15/45	1,950,000	1,808,239
PacifiCorp, 4.10%, 2/1/42	4,000,000	3,829,052
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (e)	3,000,000	2,908,029
Pernod Ricard SA:
4.45%, 1/15/22 (e)	8,250,000	8,673,382
4.25%, 7/15/22 (e)	2,000,000	2,084,274
Pioneer Natural Resources Co., 5.875%, 7/15/16	3,340,000	3,490,530
Precision Castparts Corp.:
3.25%, 6/15/25	3,000,000	2,961,879
4.375%, 6/15/45	2,000,000	1,983,948
ProLogis LP, 6.875%, 3/15/20	1,407,000	1,625,324
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	1,000,000	1,063,900
Prudential Financial, Inc., 4.60%, 5/15/44	1,000,000	966,846
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,262,618
SABMiller Holdings, Inc., 4.95%, 1/15/42 (e)	1,500,000	1,528,228
SBA Tower Trust, 3.722%, 4/15/48 (e)	6,870,000	6,927,241
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	2,945,000	2,981,812
Sprint Corp., 7.25%, 9/15/21	3,150,000	3,071,250
Telefonica Emisiones SAU, 3.192%, 4/27/18	2,000,000	2,054,480
TerraForm Power Operating LLC, 5.875%, 2/1/23 (e)	1,500,000	1,522,500
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,200,000	1,222,740
Time Warner, Inc.:
4.05%, 12/15/23	1,500,000	1,538,127
5.375%, 10/15/41	4,000,000	4,103,164
4.90%, 6/15/42	1,500,000	1,476,050
United Airlines Pass Through Trust, 4.625%, 3/3/24	3,284,000	3,349,680
United Technologies Corp., 4.50%, 6/1/42	2,900,000	2,946,096
Verizon Communications, Inc.:
2.625%, 2/21/20	7,000,000	6,984,264
3.50%, 11/1/24	2,400,000	2,334,382
4.862%, 8/21/46	11,945,000	11,179,517
Viacom, Inc.:
3.875%, 4/1/24	2,000,000	1,958,296
5.25%, 4/1/44	1,950,000	1,828,213
Virgin Australia Trust, 6.00%, 4/23/22 (e)	2,566,406	2,659,310
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24	2,200,000	2,154,632

4.80%, 11/18/44	1,600,000	1,505,594
Wal-Mart Stores, Inc., 4.00%, 4/11/43	4,150,000	3,959,855
Wells Fargo & Co.:
4.48%, 1/16/24	2,000,000	2,105,482
4.10%, 6/3/26	2,000,000	2,008,430
3.90%, 5/1/45	1,890,000	1,700,911
Williams Co.'s, Inc., 5.75%, 6/24/44	8,000,000	7,423,784
Williams Partners LP:
3.60%, 3/15/22	3,400,000	3,301,220
3.90%, 1/15/25	2,000,000	1,885,384
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	7,250,000	7,123,125

Total Corporate Bonds (Cost $431,702,082)		435,080,773

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.0%
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	92	97

Total U.S. Government Agencies and Instrumentalities (Cost $92)		97

U.S. TREASURY OBLIGATIONS - 3.8%
United States Treasury Bonds, 2.50%, 2/15/45	20,920,000	18,411,274
United States Treasury Notes:
1.625%, 6/30/20	1,820,000	1,819,858
2.125%, 5/15/25	7,085,000	6,956,584

Total U.S. Treasury Obligations (Cost $27,336,893)		27,187,716

FLOATING RATE LOANS(d)- 0.3%
Varsity Brands, Inc., 5.00%, 12/11/21	1,900,000	1,910,688

Total Floating Rate Loans (Cost $1,918,992)		1,910,688

TIME DEPOSIT - 2.0%
State Street Bank Time Deposit, 0.088%, 7/1/15	14,065,817	14,065,817

Total Time Deposit (Cost $14,065,817)		14,065,817

EXCHANGE-TRADED PRODUCTS - 0.1%	SHARES
SPDR Barclays High Yield Bond ETF	18,900	726,327

Total Exchange-Traded Products (Cost $726,611)		726,327

EQUITY SECURITIES - 0.4%
American Capital Agency Corp. REIT	30,000	551,100
NII Holdings, Inc.*	128,404	2,086,565

Total Equity Securities (Cost $2,588,464)	2,637,665

TOTAL INVESTMENTS (Cost $710,528,542) - 99.7%	712,626,020
Other assets and liabilities, net - 0.3%	2,386,401
NET ASSETS - 100%	$715,012,421

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	300	9/15	$65,681,250	$89,691
5 Year U.S. Treasury Notes	72	9/15	8,586,563	42,262
Ultra U.S. Treasury Bonds	177	9/15	27,269,063	(292,069)
Total Purchased				($160,116)

Sold:
10 Year U.S. Treasury Notes	(288)	9/15	($36,337,500)	$321,883

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
ETF: Exchange-Traded Fund
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

ASSET-BACKED SECURITIES - 26.1%	PRINCIPAL AMOUNT	VALUE
ALM XII Ltd., 1.826%, 4/16/27 (e)(r)	$8,200,000	$8,200,000
American Credit Acceptance Receivables Trust:
1.45%, 4/16/18 (e)	2,319,472	2,319,700
0.99%, 8/10/18 (e)	1,281,480	1,279,806
2.39%, 11/12/19 (e)	3,820,000	3,829,202
American Homes 4 Rent:
1.60%, 6/17/31 (e)(r)	2,000,000	1,988,650
2.00%, 6/17/31 (e)(r)	2,000,000	1,979,920
2.35%, 6/17/31 (e)(r)	2,920,000	2,864,029
3.786%, 10/17/36 (e)	148,365	152,685
Apidos CLO XXI, 1.707%, 7/18/27 (e)(r)	7,000,000	6,988,100
Applebee's Funding LLC / IHOP Funding LLC, 4.277%, 9/5/44 (e)	5,250,000	5,321,395
Avis Budget Rental Car Funding AESOP LLC, 3.29%, 2/20/21 (e)	6,000,000	6,061,920
BCC Funding VIII LLC, 1.794%, 6/20/20 (e)	2,280,365	2,267,595
Blue Elephant Loan Trust, 3.12%, 12/15/22 (e)	3,455,954	3,454,226
BXG Receivables Note Trust, 2.88%, 5/2/30 (e)	4,625,346	4,604,995
CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (e)(r)	6,000,000	5,956,800
Capital Automotive REIT, 5.73%, 12/15/38 (e)	4,665,545	4,937,299
Carfinance Capital Auto Trust, 3.15%, 8/15/19 (e)	7,250,000	7,366,138
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	11,981,500	12,166,878
CLI Funding V LLC, 3.38%, 10/18/29 (e)	6,533,333	6,567,463
Colony American Homes, 1.536%, 7/17/31 (e)(r)	6,750,000	6,647,994
Commonbond Student Loan Trust 2015-A, 3.20%, 6/25/32 (e)	5,000,000	4,990,000
Consumer Credit Origination Loan Trust, 2.82%, 3/15/21 (e)	5,753,999	5,788,028
CPS Auto Receivables Trust:
2.78%, 6/17/19 (e)	318,196	321,842
1.31%, 6/15/20 (e)	890,712	888,384
CPS Auto Trust, 1.82%, 9/15/20 (e)	2,026,442	2,027,251
Credit Acceptance Auto Loan Trust, 2.61%, 1/17/23 (e)	2,500,000	2,517,170
Cronos Containers Program I Ltd., 3.27%, 11/18/29 (e)	5,611,111	5,634,756
DB Master Finance LLC, 3.262%, 2/20/45 (e)	7,980,000	8,010,228
Diamond Resorts Owner Trust, 2.98%, 5/20/27 (e)	2,866,769	2,874,962
Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (e)	4,831,250	4,986,918
DT Auto Owner Trust, 1.88%, 4/15/19 (e)	4,000,000	4,016,800
Eagle I Ltd., 2.57%, 12/15/39 (e)	7,437,500	7,380,231
Element Rail Leasing I LLC, 2.299%, 4/19/44 (e)	5,776,997	5,742,988
Ellington Loan Acquisition Trust, 1.087%, 5/25/37 (e)(r)	1,105,514	1,099,555
Exeter Automobile Receivables Trust, 1.49%, 11/15/17 (e)	795,786	797,076

Flagship Credit Auto Trust, 1.32%, 4/16/18 (e)	683,201	683,780
FRS I LLC:
1.80%, 4/15/43 (e)	3,276,124	3,245,388
3.08%, 4/15/43 (e)	6,788,529	6,806,987
3.96%, 4/15/43 (e)	5,980,778	6,005,640
GCAT LLC, 2015-1, 3.625%, 5/26/20 (e)(r)	2,899,902	2,885,403
GLC II Trust, 4.00%, 12/18/20 (e)	6,446,181	6,479,057
GLC Trust, 3.00%, 7/15/21 (e)	8,892,772	8,886,547
GMAT Trust, 3.721%, 2/25/44 (e)(r)	941,439	940,252
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	1,200,000	1,183,969
1.185%, 6/17/31 (e)(r)	5,000,000	4,942,465
2.285%, 6/17/31 (e)(r)	15,000,000	14,977,920
1.786%, 9/17/31 (e)(r)	4,000,000	3,975,856
2.185%, 6/17/32 (e)(r)	2,500,000	2,482,653
2.485%, 6/17/32 (e)(r)	2,000,000	1,950,350
Madison Park Funding XVII Ltd., 2.279%, 7/21/27 (e)(r)	6,500,000	6,511,700
Magnetite VI Ltd.:
2.084%, 9/15/23 (e)(r)	5,000,000	4,982,000
2.884%, 9/15/23 (e)(r)	1,000,000	995,000
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (e)	3,815,000	3,836,364
2.47%, 9/18/24 (e)	10,650,000	10,650,000
2.57%, 7/18/25 (e)	4,400,000	4,403,344
3.19%, 3/18/26 (e)	7,000,000	7,060,200
Progress Residential 2015-SFR2 Trust:
3.684%, 6/12/32 (e)	1,221,000	1,212,418
4.427%, 6/12/32 (e)	1,000,000	997,494
RenewFund Receivables Trust 2015-1, 3.51%, 4/15/25 (e)	5,480,000	5,463,560
RMAT LLC, 2015-NPL1, 3.75%, 5/25/55 (e)(r)	3,205,065	3,181,027
SBA Tower Trust, 2.898%, 10/15/44 (e)	7,000,000	7,035,049
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (e)(r)	4,821,470	4,777,884
Sierra Timeshare Receivables Funding LLC:
2.92%, 11/20/25 (e)	1,036,541	1,042,725
4.36%, 7/20/28 (e)	415,966	425,863
2.84%, 11/20/28 (e)	1,562,745	1,586,094
3.58%, 11/20/28 (e)	3,165,053	3,213,994
1.87%, 8/20/29 (e)	2,397,868	2,405,085
1.59%, 11/20/29 (e)	3,046,088	3,021,527
2.39%, 11/20/29 (e)	738,795	738,683
2.07%, 3/20/30 (e)	1,994,887	2,004,965
2.42%, 3/20/30 (e)	1,994,887	1,996,715
2.70%, 10/20/30 (e)	70,110	70,505
2.80%, 10/20/31 (e)	2,860,593	2,874,930
Silver Bay Realty Trust, 2.235%, 9/17/31 (e)(r)	6,500,000	6,487,013
Silverleaf Finance XVIII LLC, 2.81%, 1/15/27 (e)	5,001,815	4,993,287

Skopos Auto Receivables Trust 2015-1, 3.10%, 12/15/23 (e)	1,139,139	1,139,139
SLM Private Credit Student Loan Trust, 0.686%, 6/15/39 (r)	7,672,888	7,108,647
SNAAC Auto Receivables Trust, 3.07%, 8/15/18 (e)	3,000,000	3,034,215
SoFi Professional Loan Program 2015-B LLC, 3.52%, 3/25/36 (e)	1,000,000	999,900
SoFi Professional Loan Program LLC:
3.02%, 10/25/27 (e)	1,054,147	1,075,351
2.55%, 8/27/29 (e)	2,844,919	2,856,335
2.42%, 3/25/30 (e)	3,020,191	3,021,351
1.437%, 8/25/32 (e)(r)	5,163,572	5,183,131
Spirit Master Funding LLC, 3.501%, 1/20/45 (e)	3,000,000	2,957,100
SpringCastle America Funding LLC, 2.70%, 5/25/23 (e)	11,182,685	11,251,905
Springleaf Funding Trust:
2.41%, 12/15/22 (e)	5,000,000	5,004,000
3.92%, 1/16/23 (e)	1,600,000	1,597,280
3.92%, 1/16/23 (e)	2,000,000	1,995,800
3.16%, 11/15/24 (e)	10,000,000	10,118,630
STORE Master Funding LLC, 4.16%, 3/20/43 (e)	4,821,131	4,899,715
Structured Asset Securities Corp. Mortgage Loan Trust, 0.307%, 1/25/37 (e)(r)	2,248,783	2,202,033
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (e)	1,496,019	1,480,502
TAL Advantage V LLC:
3.55%, 11/20/38 (e)	4,333,742	4,359,181
3.51%, 2/22/39 (e)	1,733,333	1,741,667
4.10%, 2/22/39 (e)	1,733,333	1,750,136
1.70%, 5/20/39 (e)	5,064,415	5,032,170
3.33%, 5/20/39 (e)	93,043	93,659
Truman Capital Mortgage Loan Trust, 3.125%, 6/25/54 (e)(r)	1,597,611	1,596,296
US Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (e)	5,576,357	5,577,483
VOLT XXV LLC, 3.50%, 6/26/45 (e)(r)	6,000,000	5,993,400
Wendys Funding LLC 2015-1, 3.371%, 6/15/45 (e)	8,800,000	8,786,774

Total Asset-Backed Securities (Cost $410,425,095)		410,300,477

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.9%
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M1, 1.137%, 5/25/24 (r)	8,018,019	7,955,334
CAS 2014-C02 1M2, 2.787%, 5/25/24 (r)	5,300,000	4,766,486
CAS 2014-C02 2M2, 2.787%, 5/25/24 (r)	1,900,000	1,733,518
CAS 2014-C03 1M2, 3.187%, 7/25/24 (r)	5,350,000	4,966,753
CAS 2014-C03 2M2, 3.087%, 7/25/24 (r)	2,800,000	2,591,103
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.637%, 11/25/23 (r)	2,608,033	2,611,434
Springleaf Mortgage Loan Trust:
1.27%, 6/25/58 (e)(r)	4,662,837	4,657,102
1.57%, 12/25/59 (e)(r)	1,182,966	1,185,306

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $31,334,716)		30,467,036

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.9%
BAMLL-DB Trust, 2.343%, 4/13/29 (e)	95,301	95,924
BBCMS Trust 2015-RRI, 2.236%, 5/15/32 (e)(r)	3,000,000	2,995,257
BLCP Hotel Trust, 2.686%, 8/15/29 (e)(r)	3,600,000	3,580,758
Boca Hotel Portfolio Trust, 1.936%, 8/15/26 (e)(r)	5,200,000	5,199,267
CDGJ Commercial Mortgage Trust, 2.036%, 12/15/27 (e)(r)	6,000,000	5,986,062
CGBAM Commercial Mortgage Trust:
1.386%, 2/15/31 (e)(r)	2,000,000	1,997,306
1.786%, 2/15/31 (e)(r)	2,750,000	2,747,000
Colony Multifamily Mortgage Trust, 2.543%, 4/20/50 (e)	5,442,618	5,440,653
COMM SAVA Mortgage Trust, 3.286%, 6/15/34 (e)(r)	4,200,000	4,204,019
Commercial Mortgage Pass Through Certificates:
2.188%, 6/11/27 (e)(r)	5,000,000	4,993,540
1.784%, 6/8/30 (e)(r)	15,000,000	14,980,515
Credit Suisse Mortgage Capital Certificates, 1.436%, 3/15/17 (e)(r)	3,000,000	2,986,116
CSMC Trust:
1.80%, 4/15/27 (e)(r)	3,000,000	2,986,776
2.336%, 4/15/27 (e)(r)	2,000,000	1,990,712
CSMC Trust 2015-DEAL, 2.036%, 4/15/29 (e)(r)	10,000,000	9,931,430
EQTY INNS Mortgage Trust:
1.785%, 5/8/31 (e)(r)	4,500,000	4,442,733
2.535%, 5/8/31 (e)(r)	7,269,000	7,248,145
Extended Stay America Trust:
3.604%, 12/5/31 (e)	7,760,000	7,813,878
3.902%, 12/5/31 (e)	100,000	100,958
GE Business Loan Trust, 0.682%, 11/15/33 (e)(r)	1,326,775	1,260,644
GS Mortgage Securities Corp Trust, 3.79%, 1/10/31 (e)	3,500,000	3,570,207
Hilton USA Trust:
1.685%, 11/5/30 (e)(r)	6,898,255	6,898,255
3.714%, 11/5/30 (e)	1,600,000	1,610,510
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	4,200,000	4,330,813
3.931%, 6/10/27 (e)(r)	3,000,000	3,020,937
3.786%, 6/15/29 (e)(r)	7,300,000	7,272,019
1.436%, 1/15/32 (e)(r)	3,000,000	2,989,458
1.986%, 1/15/32 (e)(r)	5,000,000	4,984,040
Morgan Stanley Capital I Trust, 3.56%, 7/13/29 (e)(r)	1,500,000	1,478,382
Motel 6 Trust:
3.644%, 2/5/30 (e)	4,000,000	3,997,660
5.279%, 2/5/30 (e)	4,700,000	4,657,644
ORES NPL LLC:
3.00%, 3/27/24 (e)	3,898,318	3,898,318

3.081%, 9/25/25 (e)	1,141,527	1,138,673

Total Commercial Mortgage-Backed Securities (Cost $141,107,267)		140,828,609

CORPORATE BONDS - 54.3%
AbbVie, Inc., 1.75%, 11/6/17	2,000,000	2,005,242
Actavis Funding SCS:
3.00%, 3/12/20	2,000,000	2,004,536
3.45%, 3/15/22	2,000,000	1,981,056
Aetna, Inc., 1.50%, 11/15/17	1,000,000	1,002,462
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Ally Financial, Inc., 3.25%, 2/13/18	4,500,000	4,471,875
Amazon.com, Inc.:
2.60%, 12/5/19	1,000,000	1,006,264
3.30%, 12/5/21	1,000,000	1,013,181
America Movil SAB de CV, 1.288%, 9/12/16 (r)	2,000,000	2,004,304
American Airlines B Pass Through Trust, 3.70%, 11/1/24	2,650,000	2,597,000
American Airlines Group, Inc., 4.625%, 3/1/20 (e)	1,100,000	1,064,250
American Airlines Pass Through Trust:
7.00%, 7/31/19 (e)	4,164,204	4,445,288
4.375%, 4/1/24	2,317,984	2,352,754
American International Group, Inc., 3.375%, 8/15/20	2,700,000	2,794,684
American Tower Corp.:
2.80%, 6/1/20	2,000,000	1,972,208
4.70%, 3/15/22	3,500,000	3,649,408
Amgen, Inc.:
2.125%, 5/1/20	3,000,000	2,937,579
2.70%, 5/1/22	1,000,000	966,763
3.625%, 5/22/24	575,000	570,392
Anheuser-Busch InBev Finance, Inc., 2.15%, 2/1/19	4,000,000	4,011,392
Antero Resources Corp., 6.00%, 12/1/20	1,000,000	1,005,000
Anthem, Inc., 1.875%, 1/15/18	2,000,000	1,996,518
Apple, Inc.:
2.15%, 2/9/22	1,000,000	955,285
2.70%, 5/13/22	2,000,000	1,979,566
2.50%, 2/9/25	2,000,000	1,875,400
ArcelorMittal, 4.50%, 8/5/15	1,900,000	1,900,589
AT&T, Inc.:
3.875%, 8/15/21	6,425,000	6,627,111
3.00%, 6/30/22	2,000,000	1,931,128
Bank of America Corp.:
5.25%, 12/1/15	500,000	508,700
5.70%, 5/2/17	5,000,000	5,334,435
6.40%, 8/28/17	5,000,000	5,482,190
1.95%, 5/12/18	5,000,000	4,999,135
2.60%, 1/15/19	5,000,000	5,054,450

2.25%, 4/21/20	3,700,000	3,632,660
4.00%, 4/1/24	4,600,000	4,680,845
Bank of America NA:
5.30%, 3/15/17	30,000,000	31,774,920
0.586%, 6/15/17 (r)	19,787,000	19,637,727
6.10%, 6/15/17	1,155,000	1,250,977
1.65%, 3/26/18	3,000,000	2,995,530
Bayer US Finance LLC:
1.50%, 10/6/17 (e)	1,000,000	1,004,310
2.375%, 10/8/19 (e)	2,000,000	2,007,094
3.00%, 10/8/21 (e)	1,000,000	1,007,276
Becton Dickinson and Co., 1.75%, 11/8/16	2,000,000	2,015,658
Berkshire Hathaway Finance Corp., 2.90%, 10/15/20	2,000,000	2,060,092
Berkshire Hathaway, Inc., 1.90%, 1/31/17	3,000,000	3,046,809
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	7,869,000	8,989,860
Bon-Ton Department Stores, Inc., 8.00%, 6/15/21	1,500,000	1,147,500
BP Capital Markets plc:
1.846%, 5/5/17	5,000,000	5,061,120
1.375%, 5/10/18	2,000,000	1,989,130
2.237%, 5/10/19	1,000,000	1,007,548
Capital One Bank:
1.20%, 2/13/17	4,000,000	3,979,772
2.25%, 2/13/19	3,000,000	2,982,819
Capital One Financial Corp.:
3.15%, 7/15/16	2,500,000	2,547,030
6.15%, 9/1/16	3,800,000	4,010,847
Celanese US Holdings LLC, 5.875%, 6/15/21	2,000,000	2,140,000
Cemex SAB de CV:
5.025%, 10/15/18 (e)(r)	2,000,000	2,104,000
6.50%, 12/10/19 (e)	750,000	787,275
CenturyLink, Inc., 6.45%, 6/15/21	2,000,000	2,015,000
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	2,500,000	2,703,125
Cisco Systems, Inc.:
2.125%, 3/1/19	2,000,000	2,013,908
2.45%, 6/15/20	2,000,000	2,014,240
CIT Group, Inc.:
5.00%, 5/15/17	2,400,000	2,474,880
4.25%, 8/15/17	8,325,000	8,449,875
5.25%, 3/15/18	5,100,000	5,272,125
Citigroup, Inc.:
0.551%, 6/9/16 (r)	18,000,000	17,918,118
1.70%, 4/27/18	5,000,000	4,967,860
2.50%, 9/26/18	14,000,000	14,157,668
CNH Industrial Capital LLC:
3.875%, 11/1/15	8,352,000	8,372,880

3.875%, 7/16/18 (e)	1,300,000	1,301,625
ConAgra Foods, Inc., 1.90%, 1/25/18	2,000,000	1,970,202
ConocoPhillips Co., 2.875%, 11/15/21	2,000,000	2,017,368
Continental Airlines Pass Through Trust, 6.25%, 10/11/21	4,265,526	4,500,130
Cott Beverages, Inc., 6.75%, 1/1/20 (e)	1,250,000	1,296,875
Coveris Holdings SA, 7.875%, 11/1/19 (e)	2,000,000	1,990,000
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	4,000,000	4,141,728
4.174%, 8/15/37 (e)	1,500,000	1,555,499
3.222%, 5/15/42 (e)	1,900,000	1,869,790
Crown Media Holdings, Inc., 10.50%, 7/15/19	1,000,000	1,056,250
CVS Pass-Through Trust, 6.036%, 12/10/28	1,738,527	1,978,570
DDR Corp., 4.75%, 4/15/18	9,265,000	9,885,477
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,750,000	2,781,350
Deutsche Telekom International Finance BV, 2.25%, 3/6/17 (e)	4,000,000	4,046,204
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 10/1/19	10,000,000	11,288,100
Discover Bank:
8.70%, 11/18/19	2,107,000	2,562,790
3.10%, 6/4/20	1,000,000	999,005
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, 5.125%, 11/30/24 (e)	1,193,673	1,262,347
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,025,062
Eaton Corp., 0.95%, 11/2/15	3,000,000	3,001,947
EnerSys, 5.00%, 4/30/23 (e)	1,250,000	1,236,325
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	22,805,000	24,515,375
ERP Operating LP, 2.375%, 7/1/19	2,000,000	2,008,438
FedEx Corp., 2.30%, 2/1/20	2,000,000	1,987,802
Fifth Third Bancorp, 0.701%, 12/20/16 (r)	12,000,000	11,937,684
Fiserv, Inc., 2.70%, 6/1/20	3,300,000	3,293,667
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	16,550,000	16,926,281
3.984%, 6/15/16	4,000,000	4,093,492
4.25%, 2/3/17	4,500,000	4,677,201
2.145%, 1/9/18	2,550,000	2,560,498
1.209%, 11/4/19 (r)	4,700,000	4,683,950
Fortune Brands Home & Security, Inc., 3.00%, 6/15/20	2,000,000	2,002,104
General Electric Capital Corp.:
2.90%, 1/9/17	6,000,000	6,177,114
2.30%, 4/27/17	3,000,000	3,058,578
2.20%, 1/9/20	3,000,000	2,999,148
4.625%, 1/7/21	1,300,000	1,431,304
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	5,000,000	5,287,280
General Motors Co., 4.00%, 4/1/25	900,000	883,471
General Motors Financial Co., Inc.:
3.00%, 9/25/17	5,000,000	5,097,565

2.40%, 4/10/18	5,000,000	5,012,430
3.50%, 7/10/19	4,000,000	4,084,672
3.15%, 1/15/20	1,400,000	1,406,560
3.45%, 4/10/22	3,000,000	2,939,553
4.00%, 1/15/25	900,000	883,107
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	2,300,000	2,337,258
6.15%, 4/1/18	4,600,000	5,114,648
1.437%, 4/23/20 (r)	4,000,000	4,039,060
2.60%, 4/23/20	11,400,000	11,342,875
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (e)	5,000,000	5,240,000
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (e)	2,000,000	2,090,000
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	4,250,000	4,726,905
Host Hotels & Resorts LP:
3.75%, 10/15/23	2,000,000	1,962,012
4.00%, 6/15/25	1,500,000	1,488,855
Hyundai Capital America:
1.875%, 8/9/16 (e)	1,000,000	1,005,920
2.875%, 8/9/18 (e)	1,000,000	1,023,647
Hyundai Capital Services, Inc.:
3.50%, 9/13/17 (e)	3,000,000	3,106,323
2.625%, 9/29/20 (e)	2,000,000	1,991,550
International Lease Finance Corp., 6.75%, 9/1/16 (e)	5,500,000	5,785,313
Jabil Circuit, Inc., 7.75%, 7/15/16	10,000,000	10,475,000
John Deere Capital Corp., 1.95%, 3/4/19	1,500,000	1,503,065
JPMorgan Chase & Co.:
2.35%, 1/28/19	8,300,000	8,331,980
2.75%, 6/23/20	19,000,000	19,020,254
3.125%, 1/23/25	3,000,000	2,864,268
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	3,000,000	3,123,750
Kinder Morgan Energy Partners LP:
4.10%, 11/15/15	2,000,000	2,020,800
2.65%, 2/1/19	1,000,000	991,672
Kinder Morgan, Inc.:
2.00%, 12/1/17	1,000,000	996,965
5.00%, 2/15/21 (e)	6,000,000	6,347,544
Kraft Foods Group, Inc., 2.25%, 6/5/17	2,000,000	2,027,284
Kroger Co., 2.95%, 11/1/21	3,000,000	2,980,812
Laboratory Corporation of America Holdings:
2.625%, 2/1/20	2,000,000	1,984,500
3.20%, 2/1/22	2,000,000	1,971,788
Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 8/15/25 (e)	1,600,000	1,604,000
Leucadia National Corp., 8.125%, 9/15/15	4,200,000	4,249,854
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,599,555
Lockheed Martin Corp., 2.125%, 9/15/16	2,000,000	2,029,274
LyondellBasell Industries NV, 5.00%, 4/15/19	2,500,000	2,708,162

Medtronic, Inc.:
1.50%, 3/15/18 (e)	1,000,000	997,738
2.50%, 3/15/20 (e)	1,000,000	1,001,670
3.15%, 3/15/22 (e)	3,000,000	3,013,440
Merck & Co., Inc., 2.35%, 2/10/22	4,500,000	4,352,369
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (e)	8,000,000	7,985,096
Microsoft Corp., 2.375%, 2/12/22	3,000,000	2,946,294
Morgan Stanley:
6.25%, 8/28/17	8,200,000	8,986,888
1.017%, 7/23/19 (r)	5,000,000	4,966,245
2.375%, 7/23/19	4,700,000	4,669,135
1.417%, 1/27/20 (r)	5,000,000	5,068,805
1.266%, 6/16/20 (r)	6,000,000	5,991,336
2.80%, 6/16/20	5,000,000	5,005,315
Mylan, Inc.:
1.80%, 6/24/16	2,000,000	2,001,002
2.60%, 6/24/18	1,000,000	1,007,236
National City Corp., 6.875%, 5/15/19	1,500,000	1,739,589
National Oilwell Varco, Inc., 1.35%, 12/1/17	1,000,000	989,221
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	2,000,000	1,985,722
NBCUniversal Media LLC, 4.375%, 4/1/21	5,000,000	5,415,380
NextEra Energy Capital Holdings, Inc., 1.586%, 6/1/17	1,800,000	1,803,910
Nissan Motor Acceptance Corp.:
2.65%, 9/26/18 (e)	4,600,000	4,718,031
2.35%, 3/4/19 (e)	3,800,000	3,830,370
North American Development Bank, 2.40%, 10/26/22	290,000	281,400
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20	4,000,000	4,120,000
Northrop Grumman Corp., 1.75%, 6/1/18	2,000,000	1,995,152
Numericable-SFR SAS, 4.875%, 5/15/19 (e)	2,000,000	1,980,000
Oracle Corp.:
2.25%, 10/8/19	2,000,000	2,011,584
2.80%, 7/8/21	2,000,000	2,024,358
2.50%, 5/15/22	3,000,000	2,913,024
2.95%, 5/15/25	1,700,000	1,636,114
Penske Truck Leasing Co. LP / PTL Finance Corp.:
2.50%, 3/15/16 (e)	5,000,000	5,034,955
3.375%, 2/1/22 (e)	2,500,000	2,423,358
Pernod Ricard SA:
2.95%, 1/15/17 (e)	5,000,000	5,109,295
4.25%, 7/15/22 (e)	2,000,000	2,084,274
Perrigo Co. plc, 1.30%, 11/8/16	1,000,000	995,767
Pioneer Natural Resources Co., 5.875%, 7/15/16	2,750,000	2,873,940
Precision Castparts Corp., 2.25%, 6/15/20	8,000,000	7,960,344
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	2,129,000	2,265,043
Prudential Covered Trust, 2.997%, 9/30/15 (e)	280,000	281,465

Rockwood Specialties Group, Inc., 4.625%, 10/15/20	3,000,000	3,123,750
SABMiller Holdings, Inc., 2.20%, 8/1/18 (e)	5,000,000	5,057,050
SBA Communications Corp., 4.875%, 7/15/22	1,398,000	1,361,303
SBA Tower Trust:
2.24%, 4/15/43 (e)	12,000,000	11,937,408
3.722%, 4/15/48 (e)	220,000	221,833
Service Corp International:
6.75%, 4/1/16	2,300,000	2,369,000
7.00%, 6/15/17	1,956,000	2,102,700
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	6,627,000	6,709,838
Sprint Communications, Inc., 6.00%, 12/1/16	4,000,000	4,110,000
SunTrust Bank, 0.572%, 8/24/15 (r)	5,175,000	5,174,198
SunTrust Banks, Inc., 3.50%, 1/20/17	2,500,000	2,574,488
SUPERVALU, Inc., 6.75%, 6/1/21	4,000,000	4,040,000
Symantec Corp., 2.75%, 9/15/15	2,710,000	2,719,358
Sysco Corp.:
1.45%, 10/2/17	1,000,000	1,010,000
2.35%, 10/2/19	1,000,000	1,010,000
Telefonica Emisiones SAU:
3.992%, 2/16/16	5,270,000	5,360,597
3.192%, 4/27/18	3,000,000	3,081,720
TerraForm Power Operating LLC, 5.875%, 2/1/23 (e)	2,220,000	2,253,300
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/17	2,000,000	1,996,678
2.40%, 2/1/19	1,000,000	998,916
Time Warner Cable, Inc.:
6.75%, 7/1/18	3,000,000	3,344,859
8.75%, 2/14/19	1,500,000	1,781,478
Time Warner, Inc., 4.05%, 12/15/23	1,500,000	1,538,127
Total Capital International SA, 1.55%, 6/28/17	3,000,000	3,027,825
UDR, Inc., 3.70%, 10/1/20	2,000,000	2,074,594
United Airlines Pass Through Trust, 4.625%, 3/3/24	3,106,000	3,168,120
UnitedHealth Group, Inc., 1.875%, 11/15/16	2,000,000	2,025,044
Verizon Communications, Inc.:
2.625%, 2/21/20	16,700,000	16,662,458
3.50%, 11/1/24	1,000,000	972,659
Viacom, Inc.:
2.20%, 4/1/19	3,000,000	2,968,890
2.75%, 12/15/19	2,000,000	1,999,840
Virgin Australia Trust:
6.00%, 4/23/22 (e)	6,254,254	6,480,658
5.00%, 4/23/25 (e)	4,549,774	4,743,140
Volkswagen International Finance NV:
1.125%, 11/18/16 (e)	2,000,000	2,002,848
2.125%, 11/20/18 (e)	1,000,000	1,007,766
Vornado Realty LP, 2.50%, 6/30/19	4,425,000	4,418,885

Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19	3,000,000	3,004,008
3.30%, 11/18/21	2,000,000	1,986,124
Whirlpool Corp., 1.65%, 11/1/17	2,000,000	2,006,820
Williams Co.'s, Inc., 4.55%, 6/24/24	3,000,000	2,907,252
Williams Partners LP, 3.60%, 3/15/22	6,500,000	6,311,156
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	7,000,000	6,877,500
Xerox Corp., 2.80%, 5/15/20	2,000,000	1,993,496
ZF North America Capital, Inc., 4.00%, 4/29/20 (e)	2,000,000	1,997,500

Total Corporate Bonds (Cost $845,975,348)		853,497,483

FLOATING RATE LOANS(d)- 0.4%
Albertson's Holdings LLC:
5.00%, 8/25/19 (r)	1,185,000	1,188,127
5.50%, 8/25/21 (r)	947,625	951,717
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	2,171,590	2,170,220
SUPERVALU, Inc., 4.50%, 3/21/19 (r)	1,457,886	1,460,205

Total Floating Rate Loans (Cost $5,726,713)		5,770,269

SOVEREIGN GOVERNMENT BONDS - 0.1%
Kommunalbanken AS, 0.75%, 11/21/16 (e)	1,000,000	1,001,340

Total Sovereign Government Bonds (Cost $998,719)		1,001,340

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.2%
COP I LLC, 3.613%, 12/5/21	1,787,660	1,893,407
Portmarnock Leasing LLC, 1.741%, 10/22/24	686,888	674,709
Private Export Funding Corp., 2.05%, 11/15/22	1,000,000	969,299

Total U.S. Government Agencies and Instrumentalities (Cost $3,473,383)		3,537,415

U.S. TREASURY OBLIGATIONS - 4.4%
United States Treasury Bills, Zero Coupon, 7/30/15	4,700,000	4,699,925
United States Treasury Notes:
1.125%, 6/15/18	56,200,000	56,410,750
1.625%, 6/30/20	2,335,000	2,334,818
2.125%, 5/15/25	5,180,000	5,086,112

Total U.S. Treasury Obligations (Cost $68,390,272)		68,531,605

U.S.GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Fannie Mae:
3.50%, 3/1/22	113,660	119,901

5.00%, 4/25/34	38,937	41,080

Total U.S. Government Agency Mortgage-Backed Securities (Cost $159,053)		160,981

TIME DEPOSIT - 2.4%
State Street Bank Time Deposit, 0.088%, 7/1/15	38,273,326	38,273,326

Total Time Deposit (Cost $38,273,326)		38,273,326

COMMERCIAL PAPER - 1.0%
Hewlett-Packard Co., 0.93%, 8/3/15 (e)	15,200,000	15,187,042

Total Commercial Paper (Cost $15,187,042)		15,187,042

EQUITY SECURITIES - 0.2%	SHARES
NII Holdings, Inc.*	209,202	3,399,532

Total Equity Securities (Cost $3,242,634)		3,399,532

TOTAL INVESTMENTS (Cost $1,564,293,568) - 99.9%		1,570,955,115
Other assets and liabilities, net - 0.1%		1,636,858
NET ASSETS - 100%		$1,572,591,973

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	852	9/15	$186,534,750	$185,031
5 Year U.S. Treasury Notes	169	9/15	20,154,570	99,670
Total Purchased				$284,701

Sold:
10 Year U.S. Treasury Notes	(208)	9/15	(26,243,750)	$161,667

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

ASSET-BACKED SECURITIES - 7.1%	PRINCIPAL AMOUNT	VALUE
American Homes 4 Rent:
3.786%, 10/17/36 (e)	$445,095	$458,056
4.705%, 10/17/36 (e)	401,000	419,008
4.596%, 12/17/36 (e)	300,000	310,796
Apidos CLO XXI, 5.827%, 7/18/27 (e)(r)	300,000	288,060
Invitation Homes 2013-SFR1 Trust, 2.90%, 12/17/30 (e)(r)	500,000	493,512
Invitation Homes Trust:
3.335%, 6/17/32 (e)(r)	500,000	486,745
3.885%, 6/17/32 (e)(r)	500,000	498,354
JGWPT XXXII LLC, 4.48%, 1/15/75 (e)	150,000	147,456
Madison Park Funding XVII Ltd., 3.729%, 7/21/27 (e)(r)	500,000	474,850
Navient Student Loan Trust, 1.687%, 7/25/52 (r)	400,000	368,453
RMAT LLC, 2015-NPL1, 3.75%, 5/25/55 (e)(r)	485,616	481,974
SBA Tower Trust, 3.869%, 10/15/49 (e)	500,000	503,442
Tricon American Homes 2015-SFR1 Trust, 3.685%, 5/17/32 (e)(r)	91,000	91,032
VOLT XIX LLC, 3.875%, 4/25/55 (e)(r)	310,955	312,129
Wendys Funding LLC 2015-1, 4.497%, 6/15/45 (e)	500,000	491,414

Total Asset-Backed Securities (Cost $5,801,398)		5,825,281

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
CSMC Trust, 4.185%, 9/15/37 (e)	200,000	206,185
ORES NPL LLC, 6.00%, 3/27/24 (e)	500,000	500,000
WFRBS Commercial Mortgage Trust, 3.497%, 8/15/47 (e)	100,000	84,695

Total Commercial Mortgage-Backed Securities (Cost $791,507)		790,880

CORPORATE BONDS - 66.8%
21st Century Fox America, Inc., 5.40%, 10/1/43	500,000	533,715
Actavis Funding SCS:
3.80%, 3/15/25	100,000	98,232
4.75%, 3/15/45	600,000	571,232
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 2.75%, 5/15/17 (e)	500,000	496,875
Aetna, Inc., 4.50%, 5/15/42	500,000	465,099
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	4,817	—
America Movil SAB de CV, 4.375%, 7/16/42	500,000	464,330
American Airlines Group, Inc., 4.625%, 3/1/20 (e)	200,000	193,500

American International Group, Inc., 4.50%, 7/16/44	400,000	380,498
American Tower Corp., 4.70%, 3/15/22	500,000	521,344
Amgen, Inc.:
5.15%, 11/15/41	500,000	513,474
4.40%, 5/1/45	200,000	184,298
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	750,000	662,178
Apple, Inc., 3.45%, 2/9/45	450,000	381,386
AT&T, Inc.:
4.50%, 5/15/35	400,000	367,715
4.35%, 6/15/45	1,300,000	1,109,831
Bank of America Corp.:
4.125%, 1/22/24	460,000	471,440
4.20%, 8/26/24	250,000	249,398
3.95%, 4/21/25	500,000	481,595
4.25%, 10/22/26	600,000	587,762
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	500,000	496,378
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	1,000,000	984,698
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,000,000	1,142,440
Celanese US Holdings LLC, 5.875%, 6/15/21	100,000	107,000
Cemex SAB de CV, 6.50%, 12/10/19 (e)	250,000	262,425
CIT Group, Inc., 5.00%, 5/15/17	500,000	515,600
Citigroup, Inc.:
3.875%, 3/26/25	1,300,000	1,245,276
3.30%, 4/27/25	100,000	96,161
5.90% to 2/15/23, floating rate thereafter to 12/29/49 (r)	80,000	78,800
CNH Industrial Capital LLC, 3.875%, 11/1/15	500,000	501,250
Comcast Corp.:
3.375%, 8/15/25	200,000	197,361
4.60%, 8/15/45	200,000	198,283
ConAgra Foods, Inc., 4.65%, 1/25/43	400,000	339,349
ConocoPhillips Co., 4.30%, 11/15/44	250,000	239,005
Continental Airlines Pass Through Trust, 6.25%, 10/11/21	79,729	84,115
Credit Acceptance Corp., 7.375%, 3/15/23 (e)	200,000	206,500
Crown Castle Towers LLC:
4.883%, 8/15/40 (e)	900,000	976,818
3.663%, 5/15/45 (e)	300,000	293,580
Cummins, Inc., 4.875%, 10/1/43	300,000	319,017
CVS Health Corp., 5.30%, 12/5/43	250,000	272,421
CVS Pass-Through Trust, 6.036%, 12/10/28	279,676	318,292
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	400,000	400,069
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.375%, 3/1/41	650,000	699,202
Discover Bank, 7.00%, 4/15/20	500,000	581,920
Dow Chemical Co., 4.625%, 10/1/44	300,000	280,024
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	1,023,927
Duke Energy Progress, Inc., 4.10%, 5/15/42	500,000	478,500

Eaton Corp., 4.15%, 11/2/42	500,000	461,274
Enterprise Products Operating LLC:
4.85%, 8/15/42	500,000	475,148
4.85%, 3/15/44	500,000	470,240
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	200,000	215,000
Fiserv, Inc., 3.85%, 6/1/25	150,000	150,221
Ford Motor Co., 4.75%, 1/15/43	300,000	290,881
Ford Motor Credit Co. LLC, 3.219%, 1/9/22	300,000	296,636
Frontier Communications Corp., 6.875%, 1/15/25	200,000	167,250
General Electric Co.:
3.375%, 3/11/24	1,000,000	1,015,309
4.50%, 3/11/44	1,000,000	1,015,590
General Motors Co., 5.20%, 4/1/45	250,000	247,610
General Motors Financial Co., Inc., 4.00%, 1/15/25	200,000	196,246
Genworth Holdings, Inc., 4.80%, 2/15/24	240,000	209,400
Goldman Sachs Group, Inc., 3.50%, 1/23/25	1,325,000	1,284,977
Heineken NV, 4.00%, 10/1/42 (e)	1,000,000	901,070
Home Depot, Inc., 4.40%, 3/15/45	400,000	399,424
Host Hotels & Resorts LP:
3.75%, 10/15/23	200,000	196,201
4.00%, 6/15/25	200,000	198,514
Illinois Tool Works, Inc., 3.90%, 9/1/42	500,000	466,340
Intel Corp., 4.80%, 10/1/41	250,000	250,785
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	523,750
JPMorgan Chase & Co.:
3.625%, 5/13/24	400,000	397,098
3.875%, 9/10/24	900,000	885,515
3.125%, 1/23/25	300,000	286,427
Kinder Morgan Energy Partners LP, 5.40%, 9/1/44	300,000	272,525
Kinder Morgan, Inc.:
5.55%, 6/1/45	500,000	462,142
5.05%, 2/15/46	480,000	416,214
Kroger Co., 5.15%, 8/1/43	100,000	105,420
Laboratory Corporation of America Holdings:
3.60%, 2/1/25	100,000	95,641
4.70%, 2/1/45	100,000	91,596
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	750,000	796,875
Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 8/15/25 (e)	80,000	80,200
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	750,000	771,304
Lowe's Co.'s, Inc., 4.65%, 4/15/42	250,000	257,748
LYB International Finance BV, 5.25%, 7/15/43	250,000	254,677
Macy's Retail Holdings, Inc., 5.125%, 1/15/42	750,000	753,384
Masco Corp., 4.45%, 4/1/25	150,000	150,375
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	249,017
Medtronic, Inc., 4.625%, 3/15/45 (e)	250,000	253,087
Merck & Co., Inc., 3.70%, 2/10/45	400,000	357,347

Methanex Corp., 5.65%, 12/1/44	500,000	481,037
MetLife, Inc.:
4.875%, 11/13/43	500,000	518,928
4.05%, 3/1/45	100,000	91,849
Microsoft Corp., 2.70%, 2/12/25	200,000	192,728
Morgan Stanley:
5.00%, 11/24/25	1,100,000	1,151,545
3.95%, 4/23/27	150,000	141,433
National Oilwell Varco, Inc., 3.95%, 12/1/42	500,000	435,341
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	961,096
Northrop Grumman Corp., 3.85%, 4/15/45	200,000	175,975
Oracle Corp.:
2.95%, 5/15/25	100,000	96,242
4.125%, 5/15/45	250,000	231,826
PacifiCorp, 4.10%, 2/1/42	400,000	382,905
Pernod Ricard SA, 5.50%, 1/15/42 (e)	500,000	531,660
Perrigo Co. plc, 5.30%, 11/15/43	500,000	516,768
Precision Castparts Corp., 4.375%, 6/15/45	400,000	396,790
Prudential Financial, Inc., 4.60%, 5/15/44	200,000	193,369
Rogers Communications, Inc., 5.00%, 3/15/44	250,000	247,224
SABMiller Holdings, Inc., 4.95%, 1/15/42 (e)	250,000	254,705
SBA Communications Corp., 4.875%, 7/15/22	400,000	389,500
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	305,000	308,812
Sprint Corp.:
7.25%, 9/15/21	200,000	195,000
7.625%, 2/15/25	200,000	188,500
Target Corp., 4.00%, 7/1/42	250,000	236,242
TerraForm Power Operating LLC, 5.875%, 2/1/23 (e)	200,000	203,000
Time Warner, Inc.:
5.375%, 10/15/41	250,000	256,448
4.90%, 6/15/42	500,000	492,016
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	200,000	167,560
United Airlines Pass Through Trust, 4.625%, 3/3/24	300,000	306,000
United Technologies Corp., 4.50%, 6/1/42	500,000	507,948
Verizon Communications, Inc.:
3.50%, 11/1/24	150,000	145,899
4.862%, 8/21/46	1,745,000	1,633,173
4.522%, 9/15/48 (e)	1,000,000	878,517
Viacom, Inc.:
4.50%, 2/27/42	500,000	418,051
5.25%, 4/1/44	250,000	234,386
Virgin Australia Trust, 6.00%, 4/23/22 (e)	311,080	322,341
Vodafone Group plc, 4.375%, 2/19/43	100,000	86,095
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	400,000	376,398
Wal-Mart Stores, Inc., 4.00%, 4/11/43	1,200,000	1,145,018
Wells Fargo & Co., 3.90%, 5/1/45	210,000	188,990

Williams Co.'s, Inc., 5.75%, 6/24/44	1,000,000	927,973
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	600,000	589,500

Total Corporate Bonds (Cost $55,939,500)		54,639,559

MUNICIPAL OBLIGATIONS - 1.5%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	1,000,000	1,152,480
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	101,094

Total Municipal Obligations (Cost $1,087,224)		1,253,574

U.S. TREASURY OBLIGATIONS - 19.0%
United States Treasury Bonds, 2.50%, 2/15/45	13,725,000	12,079,098
United States Treasury Notes:
1.125%, 6/15/18	90,000	90,337
1.625%, 6/30/20	415,000	414,968
2.125%, 5/15/25	2,965,000	2,911,259

Total U.S. Treasury Obligations (Cost $15,573,499)		15,495,662

TIME DEPOSIT - 2.7%
State Street Bank Time Deposit, 0.088%, 7/1/15	2,250,795	2,250,795

Total Time Deposit (Cost $2,250,795)		2,250,795

COMMERCIAL PAPER - 1.2%
Hewlett-Packard Co., 0.93%, 8/3/15 (e)	1,000,000	999,148

Total Commercial Paper (Cost $999,148)		999,148

EQUITY SECURITIES - 0.3%	SHARES
NII Holdings, Inc.*	12,113	196,836

Total Equity Securities (Cost $187,761)		196,836

TOTAL INVESTMENTS (Cost $82,630,832) - 99.6%		81,451,735
Other assets and liabilities, net - 0.4%		301,532
NET ASSETS - 100%		$81,753,267

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
Ultra U.S. Treasury Bonds	66	9/15	$10,168,125	($102,189)

Sold:
5 Year U.S. Treasury Notes	(8)	9/15	($954,063)	($5,576)
10 Year U.S. Treasury Notes	(92)	9/15	(11,607,813)	79,627
Total Sold				$74,051

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

ASSET-BACKED SECURITIES - 34.9%	PRINCIPAL AMOUNT	VALUE
ALM XIV Ltd., 1.709%, 7/28/26 (e)(r)	$4,000,000	$3,998,800
American Credit Acceptance Receivables Trust:
1.14%, 3/12/18 (e)	1,193,135	1,192,864
1.45%, 4/16/18 (e)	1,504,244	1,504,392
1.33%, 7/10/18 (e)	3,341,624	3,340,609
0.99%, 8/10/18 (e)	4,369,848	4,364,137
2.28%, 9/17/18 (e)	779,090	779,255
2.78%, 9/17/18 (e)	4,100,000	4,099,586
2.84%, 5/15/19 (e)	3,024,562	3,036,891
American Homes 4 Rent:
1.25%, 6/17/31 (e)(r)	6,875,037	6,852,425
1.60%, 6/17/31 (e)(r)	3,550,000	3,529,854
BCC Funding VIII LLC, 1.794%, 6/20/20 (e)	912,146	907,038
Blue Elephant Loan Trust, 3.12%, 12/15/22 (e)	3,654,672	3,652,844
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	229,197	229,480
CAM Mortgage LLC 2015-1, 3.50%, 7/15/64 (b)(e)(r)	13,000,000	13,000,000
CarFinance Capital Auto Trust:
1.65%, 7/17/17 (e)	74,498	74,520
1.75%, 11/15/17 (e)	1,323,969	1,325,616
1.46%, 12/17/18 (e)	6,368,542	6,360,167
1.44%, 11/16/20 (e)	6,759,713	6,747,086
1.75%, 6/15/21 (e)	10,572,624	10,581,326
Carnow Auto Receivables Trust:
0.96%, 1/17/17 (e)	3,191,041	3,189,321
6.41%, 9/17/18 (e)	1,200,000	1,206,372
Chesapeake Funding LLC:
1.784%, 11/7/23 (e)(r)	200,000	200,200
1.434%, 4/7/24 (e)(r)	689,147	691,415
1.184%, 1/7/25 (e)(r)	2,680,000	2,670,829
College Loan Corp Trust I, 0.397%, 10/25/25 (r)	580,000	572,206
Colony American Homes, 1.60%, 5/17/31 (e)(r)	3,750,000	3,686,295
Consumer Credit Origination Loan Trust, 2.82%, 3/15/21 (e)	6,393,332	6,431,143
CPS Auto Receivables Trust:
1.54%, 7/16/18 (e)	1,507,526	1,509,760
1.21%, 8/15/18 (e)	2,516,872	2,514,225
1.11%, 11/15/18 (e)	3,189,869	3,181,565
1.31%, 2/15/19 (e)	2,547,682	2,547,295
1.31%, 6/15/20 (e)	208,933	208,386

CPS Auto Trust, 1.64%, 4/16/18 (e)	2,538,924	2,544,151
Credit Acceptance Auto Loan Trust, 1.52%, 3/16/20 (e)	72,312	72,399
Dryden XXIV Senior Loan Fund, 1.569%, 11/15/23 (e)(r)	5,000,000	4,997,500
Exeter Automobile Receivables Trust:
1.49%, 11/15/17 (e)	1,633,351	1,635,999
2.22%, 12/15/17 (e)	5,209,387	5,221,869
1.29%, 5/15/18 (e)	1,770,368	1,772,314
2.41%, 5/15/18 (e)	1,000,000	1,004,072
1.06%, 8/15/18 (e)	1,323,380	1,321,391
1.32%, 1/15/19 (e)	10,091,699	10,092,052
1.60%, 6/17/19 (e)	7,655,385	7,672,480
Flagship Credit Auto Trust:
3.32%, 10/16/17 (e)	547,627	551,156
1.32%, 4/16/18 (e)	1,521,855	1,523,145
1.21%, 4/15/19 (e)	2,925,552	2,921,798
1.43%, 12/16/19 (e)	6,667,133	6,661,159
GLC II Trust, 4.00%, 12/18/20 (e)	3,412,684	3,430,089
GLC Trust, 3.00%, 7/15/21 (e)	3,066,473	3,064,327
GMAT Trust, 3.721%, 2/25/44 (e)(r)	549,173	548,480
Invitation Homes 2014-SFR1 Trust, 1.685%, 6/17/31 (e)(r)	1,500,000	1,484,043
Invitation Homes Trust:
1.40%, 12/17/30 (e)(r)	4,871,061	4,850,564
2.10%, 12/17/30 (e)(r)	7,000,000	6,965,329
1.286%, 9/17/31 (e)(r)	3,500,000	3,464,491
Magnetite VI Ltd., 2.084%, 9/15/23 (e)(r)	5,000,000	4,982,000
Nations Equipment Finance Funding II LLC, 1.558%, 7/20/18 (e)	5,237,172	5,237,989
Navistar Financial Dealer Note Master Owner Trust II, 1.187%, 10/25/19 (e)(r)	1,300,000	1,301,176
Navistar Financial Dealer Note Master Trust, 0.867%, 9/25/18 (e)(r)	700,000	700,351
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	669,008	669,073
Oak Hill Advisors Residential Loan Trust 2014-NPL1, 2.883%, 5/25/54 (e)(r)	1,542,396	1,545,399
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (e)(r)	3,268,794	3,239,244
Sierra Timeshare Receivables Funding LLC:
4.23%, 4/20/26 (e)	1,018,915	1,027,372
2.84%, 11/20/28 (e)	3,560,684	3,613,884
3.58%, 11/20/28 (e)	1,087,987	1,104,810
2.66%, 8/20/29 (e)	2,375,433	2,386,835
1.59%, 11/20/29 (e)	1,471,819	1,459,952
2.39%, 11/20/29 (e)	164,498	164,473
2.07%, 3/20/30 (e)	1,708,122	1,716,752
2.42%, 3/20/30 (e)	997,444	998,357
2.70%, 10/20/30 (e)	1,274,724	1,281,912
Silver Bay Realty Trust, 1.635%, 9/17/31 (e)(r)	2,000,000	1,970,586
Skopos Auto Receivables Trust 2015-1, 3.10%, 12/15/23 (e)	1,959,320	1,959,320
SLM Private Credit Student Loan Trust, 0.486%, 6/15/23 (r)	4,311,416	4,198,379

SLM Private Education Loan Trust, 1.334%, 1/15/26 (e)(r)	2,000,000	2,014,798
SoFi Professional Loan Program LLC:
1.787%, 6/25/25 (e)(r)	6,757,505	6,849,718
1.437%, 8/25/32 (e)(r)	2,685,057	2,695,228
1.385%, 3/25/33 (e)(r)	3,203,844	3,203,902
SpringCastle America Funding LLC, 2.70%, 5/25/23 (e)	8,946,148	9,001,524
Springleaf Funding Trust:
2.58%, 9/15/21 (e)	4,658,893	4,676,326
3.92%, 1/16/23 (e)	6,970,000	6,958,151
3.92%, 1/16/23 (e)	2,900,000	2,893,910
Synchrony Credit Card Master Note Trust, 1.186%, 5/15/19 (r)	1,530,000	1,534,402
United Auto Credit Securitization Trust:
2.22%, 12/15/17 (e)	64,211	64,256
2.90%, 12/15/17 (e)	2,600,000	2,615,018
VOLT XIX LLC, 3.875%, 4/25/55 (e)(r)	2,052,300	2,060,052
Westlake Automobile Receivables Trust, 0.70%, 5/15/17 (e)	161,184	161,083

Total Asset-Backed Securities (Cost $260,470,527)		260,270,942

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.1%
CAM Mortgage Trust, 4.45%, 5/15/48 (e)(r)	2,757,347	2,761,240
Fannie Mae Connecticut Avenue Securities:
1.687%, 2/25/25 (r)	6,531,817	6,540,014
1.137%, 5/25/24 (r)	8,018,019	7,955,334
Freddie Mac Structured Agency Credit Risk Debt Notes:
1.637%, 11/25/23 (r)	3,378,281	3,382,686
2.587%, 1/25/25 (r)	2,040,000	2,052,832

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $22,773,250)		22,692,106

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.9%
BAMLL Commercial Mortgage Securities Trust, 1.686%, 9/15/26 (e)(r)	2,000,000	1,998,958
BAMLL-DB Trust, 2.343%, 4/13/29 (e)	1,744,015	1,755,416
BBCMS Trust 2015-RRI, 1.784%, 5/15/32 (e)(r)	3,500,000	3,494,449
Bear Stearns Commercial Mortgage Securities Trust, 5.844%, 6/11/40 (r)	631,278	634,315
BLCP Hotel Trust, 1.536%, 8/15/29 (e)(r)	7,500,000	7,488,105
Boca Hotel Portfolio Trust, 1.336%, 8/15/26 (e)(r)	2,132,233	2,131,879
CDGJ Commercial Mortgage Trust, 1.586%, 12/15/27 (e)(r)	7,000,000	7,002,478
CGBAM Commercial Mortgage Trust, 1.386%, 2/15/31 (e)(r)	5,000,000	4,993,265
COMM Mortgage Trust, 1.234%, 6/8/30 (e)(r)	2,000,000	1,996,256
Commercial Mortgage Pass Through Certificates:
1.838%, 6/11/27 (e)(r)	6,500,000	6,490,919
1.784%, 6/8/30 (e)(r)	5,000,000	4,993,505
Credit Suisse Mortgage Capital Certificates, 1.436%, 3/15/17 (e)(r)	7,000,000	6,967,604

CSMC Trust:
1.484%, 2/15/29 (e)(r)	4,500,000	4,490,181
1.986%, 2/15/29 (e)(r)	1,000,000	997,818
1.536%, 9/15/38 (e)(r)	3,900,000	3,860,762
Del Coronado Trust, 0.986%, 3/15/26 (e)(r)	4,286,000	4,283,373
Extended Stay America Trust, 1.285%, 12/5/31 (e)(r)	871,196	866,332
GP Portfolio Trust, 2.136%, 2/15/27 (e)(r)	5,000,000	5,006,465
Hilton USA Trust:
1.185%, 11/5/30 (e)(r)	6,996,802	6,996,802
1.685%, 11/5/30 (e)(r)	2,956,395	2,956,395
JP Morgan Chase Commercial Mortgage Securities Trust:
1.086%, 4/15/27 (e)(r)	6,320,000	6,316,752
1.886%, 6/15/29 (e)(r)	5,700,000	5,672,817
1.436%, 1/15/32 (e)(r)	7,000,000	6,975,402
LB-UBS Commercial Mortgage Trust, 5.341%, 9/15/39	192,227	192,122
ORES NPL LLC, 3.00%, 3/27/24 (e)	1,876,968	1,876,968
Wells Fargo Commercial Mortgage Trust, 1.536%, 2/15/27 (e)(r)	3,000,000	2,985,444

Total Commercial Mortgage-Backed Securities (Cost $103,604,472)		103,424,782

CORPORATE BONDS - 39.7%
Actavis Funding SCS, 1.543%, 3/12/20 (r)	1,000,000	1,011,081
Air Lease Corp., 4.50%, 1/15/16	6,000,000	6,086,250
America Movil SAB de CV, 1.288%, 9/12/16 (r)	7,500,000	7,516,140
American Express Co., 0.874%, 5/22/18 (r)	4,000,000	3,987,488
ArcelorMittal, 4.50%, 8/5/15	1,200,000	1,200,372
AT&T, Inc.:
1.195%, 11/27/18 (r)	4,000,000	4,026,392
0.956%, 3/11/19 (r)	10,000,000	9,999,200
1.209%, 6/30/20 (r)	2,000,000	2,007,748
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 3.033%, 12/1/17 (r)	2,700,000	2,696,490
Bank of America Corp., 1.144%, 4/1/19 (r)	3,500,000	3,506,412
Bank of America NA, 0.586%, 6/15/17 (r)	16,000,000	15,879,296
BB&T Corp., 1.146%, 6/15/18 (r)	2,000,000	2,012,738
Branch Banking & Trust Co., 0.606%, 9/13/16 (r)	4,700,000	4,686,845
Capital One NA, 0.959%, 2/5/18 (r)	10,000,000	10,002,260
Citigroup, Inc., 0.551%, 6/9/16 (r)	14,102,000	14,037,850
CNH Industrial Capital LLC, 3.875%, 11/1/15	7,250,000	7,268,125
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,000,140
Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 7/2/17 (e)	5,250,000	5,368,125
Entergy Corp., 3.625%, 9/15/15	10,010,000	10,049,039
Fifth Third Bancorp, 0.701%, 12/20/16 (r)	4,000,000	3,979,228
First Tennessee Bank NA, 5.65%, 4/1/16	2,850,000	2,939,276
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	750,000	767,052

3.984%, 6/15/16	1,500,000	1,535,060
1.118%, 3/12/19 (r)	5,000,000	4,961,815
1.209%, 11/4/19 (r)	11,000,000	10,962,435
General Electric Capital Corp., 0.981%, 4/2/18 (r)	12,000,000	12,147,144
General Motors Financial Co., Inc., 1.835%, 1/15/20 (r)	2,500,000	2,499,977
Goldman Sachs Group, Inc., 1.437%, 4/23/20 (r)	16,000,000	16,156,240
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (e)	2,000,000	2,000,858
HSBC Bank plc, 0.914%, 5/15/18 (e)(r)	2,000,000	2,008,466
International Lease Finance Corp., 8.625%, 9/15/15	11,062,000	11,200,275
Jabil Circuit, Inc., 7.75%, 7/15/16	7,200,000	7,542,000
JPMorgan Chase & Co., 1.232%, 1/23/20 (r)	11,900,000	12,008,159
JPMorgan Chase Bank, 0.616%, 6/13/16 (r)	4,000,000	3,990,580
Kansas City Southern de Mexico SA de CV, 0.979%, 10/28/16 (r)	7,000,000	6,968,682
Lockheed Martin Corp., 2.125%, 9/15/16	1,000,000	1,014,637
McKesson Corp., 0.682%, 9/10/15 (r)	3,000,000	2,999,760
Medtronic, Inc., 1.086%, 3/15/20 (e)(r)	2,000,000	2,020,058
Mohawk Industries, Inc., 6.125%, 1/15/16	6,488,000	6,657,635
Morgan Stanley:
1.017%, 7/23/19 (r)	7,850,000	7,797,005
1.417%, 1/27/20 (r)	1,000,000	1,013,761
1.266%, 6/16/20 (r)	5,650,000	5,641,841
NBCUniversal Enterprise, Inc., 0.96%, 4/15/18 (e)(r)	2,000,000	2,009,082
Nissan Motor Acceptance Corp., 0.833%, 3/3/17 (e)(r)	3,000,000	3,010,914
Oracle Corp., 0.855%, 1/15/19 (r)	10,000,000	10,052,240
Prudential Financial, Inc., 1.054%, 8/15/18 (r)	1,000,000	1,006,424
Santander Holdings USA, Inc., 3.00%, 9/24/15	1,000,000	1,002,760
Service Corp International, 6.75%, 4/1/16	1,035,000	1,066,050
SunTrust Bank, 0.572%, 8/24/15 (r)	2,177,000	2,176,663
SunTrust Banks, Inc., 3.50%, 1/20/17	500,000	514,898
Total Capital International SA, 0.849%, 8/10/18 (r)	2,000,000	2,007,326
TransCanada PipeLines Ltd., 0.953%, 6/30/16 (r)	3,000,000	3,002,367
UAL 2009-2A Pass Through Trust, 9.75%, 7/15/18	1,642,602	1,786,330
Verizon Communications, Inc.:
2.50%, 9/15/16	686,000	697,131
0.681%, 6/9/17 (r)	2,000,000	1,995,200
2.036%, 9/14/18 (r)	6,000,000	6,207,270
1.053%, 6/17/19 (r)	2,000,000	1,987,440
Volkswagen International Finance NV, 0.716%, 11/18/16 (e)(r)	3,000,000	3,004,758
Walgreens Boots Alliance, Inc., 0.726%, 5/18/16 (r)	7,000,000	6,998,922
Western Union Co., 1.281%, 8/21/15 (r)	5,000,000	5,003,570
Zoetis, Inc., 1.15%, 2/1/16	1,000,000	1,000,220

Total Corporate Bonds (Cost $294,909,214)		295,683,500

FLOATING RATE LOANS(d)- 1.1%
Albertson's Holdings LLC, 5.00%, 8/25/19 (r)	3,456,250	3,465,371

Delta Air Lines, Inc., 3.25%, 4/20/17 (r)	4,078,756	4,067,540
SUPERVALU, Inc., 4.50%, 3/21/19 (r)	945,896	947,401

Total Floating Rate Loans (Cost $8,449,964)		8,480,312

MUNICIPAL OBLIGATIONS - 3.2%
Albany New York IDA Civic Facilities Revenue VRDN, 1.00%, 5/1/27 (r)†	385,000	385,000
Caddo Parish Industrial Development Board, Inc. Revenue VRDN, 0.70%, 2/1/33 (r)†	1,985,000	1,985,000
CIDC-Hudson House LLC New York Revenue VRDN, 0.50%, 12/1/34 (r)†	1,810,000	1,810,000
City of Old Town Maine Solid Waste Disposal Revenue VRDN, 0.29%, 12/1/24 (r)†	6,700,000	6,700,000
New York State MMC Corp. Revenue VRDN, 0.38%, 11/1/35 (r)†	6,915,000	6,915,000
Prentiss County Mississippi Industrial Development Revenue VRDN, 0.35%, 10/1/17 (r)†	4,950,000	4,950,000
Sussex County Deleware Revenue VRDN, 0.69%, 11/1/27 (r)†	1,000,000	1,000,000

Total Municipal Obligations (Cost $23,745,000)		23,745,000

TIME DEPOSIT - 4.7%
State Street Bank Time Deposit, 0.088%, 7/1/15	35,214,659	35,214,659

Total Time Deposit (Cost $35,214,659)		35,214,659

COMMERCIAL PAPER - 1.3%
Hewlett-Packard Co., 0.93%, 8/3/15 (e)	10,000,000	9,991,475

Total Commercial Paper (Cost $9,991,475)		9,991,475

TOTAL INVESTMENTS (Cost $759,158,561) - 101.9%		759,502,776
Other assets and liabilities, net - (1.9%)		(14,274,355)
NET ASSETS - 100%		$745,228,421

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	(238)	9/15	($52,107,125)	($56,598)

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
plc: Public Limited Company
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015

ASSET-BACKED SECURITIES - 1.9%	PRINCIPAL AMOUNT	VALUE
Apidos CLO XXI, 5.827%, 7/18/27 (e)(r)	$400,000	$384,080
CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (e)(r)	1,000,000	992,800
GCAT LLC, 2015-1, 4.75%, 5/26/20 (e)(r)	500,000	494,750
Magnetite VI Ltd., 5.834%, 9/15/23 (e)(r)	500,000	492,450
Tricon American Homes 2015-SFR1 Trust, 3.685%, 5/17/32 (e)(r)	100,000	100,035

Total Asset-Backed Securities (Cost $2,477,710)		2,464,115

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.9%
CAM Mortgage Trust, 4.45%, 5/15/48 (e)(r)	689,337	690,310
Freddie Mac Structured Agency Credit Risk Debt Notes:
8.137%, 5/25/25 (r)	1,300,000	1,327,063
7.737%, 12/25/27 (r)	400,000	406,440

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,394,381)		2,423,813

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
Hilton USA Trust, 5.609%, 11/5/30 (e)(r)	1,500,000	1,520,279
ORES NPL LLC, 6.00%, 3/27/24 (e)	1,000,000	1,000,000

Total Commercial Mortgage-Backed Securities (Cost $2,527,891)		2,520,279

CORPORATE BONDS - 85.7%
99 Cents Only Stores LLC, 11.00%, 12/15/19	500,000	452,500
ADS Waste Holdings, Inc., 8.25%, 10/1/20	755,000	781,425
ADT Corp., 5.25%, 3/15/20	1,000,000	1,047,500
Albertson's Holdings LLC/Safeway, Inc., 7.75%, 10/15/22 (e)	1,032,000	1,096,500
Ally Financial, Inc.:
3.25%, 2/13/18	1,500,000	1,490,625
3.60%, 5/21/18	1,000,000	1,001,250
Altice Financing SA, 6.625%, 2/15/23 (e)	1,000,000	992,800
Altice SA, 7.75%, 5/15/22 (e)	1,000,000	967,500
American Airlines B Pass Through Trust, 5.60%, 1/15/22 (e)	450,202	465,959
American Airlines Group, Inc., 4.625%, 3/1/20 (e)	1,000,000	967,500
Antero Resources Corp., 6.00%, 12/1/20	2,200,000	2,211,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.:
4.875%, 11/15/17	750,000	766,875

3.033%, 12/1/17 (r)	454,000	453,410
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (e)	250,000	250,000
Beverages & More, Inc., 10.00%, 11/15/18 (e)	1,000,000	995,000
Bon-Ton Department Stores, Inc., 8.00%, 6/15/21	2,250,000	1,721,250
Calpine Corp., 5.50%, 2/1/24	1,500,000	1,451,250
Carrols Restaurant Group, Inc., 8.00%, 5/1/22 (e)	1,500,000	1,575,000
Celanese US Holdings LLC:
5.875%, 6/15/21	500,000	535,000
4.625%, 11/15/22	500,000	495,000
Cemex SAB de CV, 6.50%, 12/10/19 (e)	1,500,000	1,574,550
CenturyLink, Inc., 6.45%, 6/15/21	1,000,000	1,007,500
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	2,060,000	2,227,375
Chesapeake Energy Corp., 4.875%, 4/15/22	850,000	737,375
CIT Group, Inc.:
4.25%, 8/15/17	550,000	558,250
5.25%, 3/15/18	1,750,000	1,809,063
CNH Industrial Capital LLC, 3.875%, 7/16/18 (e)	500,000	500,625
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (e)	500,000	498,125
CommScope, Inc., 4.375%, 6/15/20 (e)	500,000	505,000
Cott Beverages, Inc., 6.75%, 1/1/20 (e)	1,250,000	1,296,875
Coveris Holding Corp., 10.00%, 6/1/18 (e)	500,000	525,000
Coveris Holdings SA, 7.875%, 11/1/19 (e)	2,000,000	1,990,000
Credit Acceptance Corp., 7.375%, 3/15/23 (e)	1,500,000	1,548,750
Digicel Group Ltd., 8.25%, 9/30/20 (e)	1,000,000	1,002,500
DigitalGlobe, Inc., 5.25%, 2/1/21 (e)	1,250,000	1,223,438
Dollar Tree, Inc., 5.25%, 3/1/20 (e)	1,000,000	1,046,250
DPx Holdings BV, 7.50%, 2/1/22 (e)	750,000	781,875
Dynegy, Inc., 6.75%, 11/1/19 (e)	1,000,000	1,040,500
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	750,000	806,250
FCA US LLC / CG Co-Issuer, Inc., 8.25%, 6/15/21	500,000	545,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23 (e)	1,000,000	1,005,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	1,900,000	1,966,500
Fiat Chrysler Automobiles NV:
4.50%, 4/15/20 (e)	1,000,000	995,000
5.25%, 4/15/23 (e)	1,000,000	980,200
First Data Corp., 11.75%, 8/15/21	1,750,000	1,968,750
Frontier Communications Corp.:
6.25%, 9/15/21	1,000,000	910,000
6.875%, 1/15/25	1,000,000	836,250
General Motors Financial Co., Inc., 4.00%, 1/15/25	1,900,000	1,864,337
Genworth Holdings, Inc., 4.80%, 2/15/24	800,000	698,000
Global Brass & Copper, Inc., 9.50%, 6/1/19	500,000	547,500
Halcon Resources Corp., 9.75%, 7/15/20	1,500,000	1,008,750

Harland Clarke Holdings Corp., 9.75%, 8/1/18 (e)	1,500,000	1,567,500
HCA, Inc.:
3.75%, 3/15/19	2,000,000	2,015,000
6.50%, 2/15/20	500,000	558,750
iHeartCommunications, Inc., 10.00%, 1/15/18	1,250,000	1,006,250
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 5/1/21 (e)	750,000	751,875
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	2,250,000	2,340,000
Intelsat Luxembourg SA:
6.75%, 6/1/18	1,650,000	1,561,313
7.75%, 6/1/21	500,000	417,500
Interactive Data Corp., 5.875%, 4/15/19 (e)	1,000,000	1,005,000
International Lease Finance Corp., 3.875%, 4/15/18	1,250,000	1,256,250
JC Penney Corp, Inc., 8.125%, 10/1/19	250,000	247,500
KB Home, 4.75%, 5/15/19	1,100,000	1,091,750
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	1,425,000	1,483,781
Kinetic Concepts, Inc., 10.50%, 11/1/18	1,000,000	1,067,520
Kraft Heinz Foods Co., 4.875%, 2/15/25 (e)	1,750,000	1,905,313
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	1,304,000	1,385,500
Leucadia National Corp., 5.50%, 10/18/23	750,000	765,662
Level 3 Financing, Inc., 3.914%, 1/15/18 (r)	1,000,000	1,005,000
Michaels Stores, Inc., 5.875%, 12/15/20 (e)	750,000	785,625
Micron Technology, Inc., 5.25%, 8/1/23 (e)	1,500,000	1,438,125
Navient Corp., 5.875%, 3/25/21	1,000,000	999,370
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22 (e)	2,000,000	1,960,000
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20	850,000	875,500
Novelis, Inc., 8.375%, 12/15/17	500,000	518,125
Numericable-SFR SAS, 4.875%, 5/15/19 (e)	1,000,000	990,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18 (e)	1,100,000	1,149,500
Plastipak Holdings, Inc., 6.50%, 10/1/21 (e)	1,000,000	1,017,500
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	1,000,000	1,063,900
QEP Resources, Inc., 5.25%, 5/1/23	500,000	478,750
Rite Aid Corp.:
8.00%, 8/15/20	337,000	351,322
6.75%, 6/15/21	1,900,000	1,995,000
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,500,000	1,530,000
Serta Simmons Holdings LLC, 8.125%, 10/1/20 (e)	1,000,000	1,055,000
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23 (e)	1,000,000	1,012,500
Sophia LP / Sophia Finance, Inc., 9.75%, 1/15/19 (e)	250,000	265,625
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	3,050,000	3,088,125
Sprint Capital Corp., 6.90%, 5/1/19	1,750,000	1,785,000
Sprint Corp., 7.25%, 9/15/21	1,750,000	1,706,250
Standard Pacific Corp., 8.375%, 5/15/18	500,000	570,000
SUPERVALU, Inc., 6.75%, 6/1/21	1,601,000	1,617,010
Telecom Italia SpA, 5.303%, 5/30/24 (e)	1,000,000	996,250

TerraForm Power Operating LLC, 5.875%, 2/1/23 (e)	750,000	761,250
T-Mobile USA, Inc.:
6.542%, 4/28/20	750,000	785,243
6.125%, 1/15/22	500,000	516,250
6.50%, 1/15/24	500,000	516,250
TransDigm, Inc., 5.50%, 10/15/20	750,000	745,312
Transocean, Inc., 6.875%, 12/15/21	1,500,000	1,350,000
United Rentals North America, Inc., 7.625%, 4/15/22	1,000,000	1,082,500
US Shale Solutions, Inc., 12.50%, 9/1/17 (e)	1,000,000	480,000
Virgin Australia Trust, 6.00%, 4/23/22 (e)	1,166,548	1,208,777
VWR Funding, Inc., 7.25%, 9/15/17	500,000	516,875
West Corp., 5.375%, 7/15/22 (e)	750,000	701,250
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	1,500,000	1,473,750

Total Corporate Bonds (Cost $113,280,548)		112,539,330

FLOATING RATE LOANS(d)- 1.5%
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	898,495	897,928
Varsity Brands, Inc., 5.00%, 12/11/21	997,494	1,003,105

Total Floating Rate Loans (Cost $1,910,460)		1,901,033

MUNICIPAL OBLIGATIONS - 0.2%
Government Development Bank for Puerto Rico Revenue Bonds, 4.704%, 5/1/16	500,000	275,525

Total Municipal Obligations (Cost $451,806)		275,525

TIME DEPOSIT - 6.3%
State Street Bank Time Deposit, 0.088%, 7/1/15	8,283,217	8,283,217

Total Time Deposit (Cost $8,283,217)		8,283,217

EQUITY SECURITIES - 0.1%	SHARES
NII Holdings, Inc.*	12,113	196,836
US Shale Solutions, Inc., Warrants (b)(e)*	1,000	—

Total Equity Securities (Cost $187,766)		196,836

TOTAL INVESTMENTS (Cost $131,513,779) - 99.5%		130,604,148
Other assets and liabilities, net - 0.5%		677,099
NET ASSETS - 100%		$131,281,247

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, and High Yield Bond. Each series is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Income offers five classes of shares of beneficial interest – Classes A, C, I, R, and Y. Short Duration Income offers four classes of shares of beneficial interest – Classes A, C, I, and Y. Long-Term Income offers two classes of shares of beneficial interest – Classes A and I. (Long-Term Income began offering Class I shares on January 30, 2015.) Ultra-Short Income offers three classes shares of beneficial interest – Classes A, I, and Y. High Yield Bond offers four classes of shares of beneficial interest – Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 3.75% in Income, Long-Term Income, and High Yield, 2.75% in Short Duration Income, and 1.25% in Ultra-Short Income. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class R shares are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares have no front-end or deferred sales charge and have a higher level of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2015, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Income	$0	0.0%
Short Duration Income	$0	0.0%
Long-Term Income	$0	0.0%
Ultra-Short Income	$13,000,000	1.7%
High Yield Bond	$0	0.0%

The following tables summarize the market value of the Fund’s holdings as of June 30, 2015, based on the inputs used to value them:

Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$162,702,023	-	$162,702,023
Collateralized mortgage-backed obligations	-	23,287,340	-	23,287,340
Commercial mortgage-backed securities	-	45,027,574	-	45,027,574
Corporate bonds	-	435,080,773	**	435,080,773
U.S. government obligations	-	27,187,813	-	27,187,813
Floating rate loans	-	1,910,688	-	1,910,688
Time deposit	-	14,065,817	-	14,065,817
Exchange-traded products	$726,327	-	-	726,327
Equity securities	2,637,665	-	-	2,637,665
TOTAL	$3,363,992	$709,262,028	**	$712,626,020

Other financial instruments***	$161,767	-	-	$161,767

* For a complete listing of investments, please refer to the Schedule of Investments.
** Level 3 securities are valued at $0 and represent 0.0 % of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Short Duration Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$410,300,477	-	$410,300,477
Collateralized mortgage-backed obligations	-	30,467,036	-	30,467,036
Commercial mortgage-backed securities	-	140,828,609	-	140,828,609
Corporate bonds	-	853,497,483	**	853,497,483
Floating rate loans	-	5,770,269	-	5,770,269
Sovereign government bonds	-	1,001,340	-	1,001,340
U.S. government obligations	-	72,230,001	-	72,230,001
Time deposit	-	38,273,326	-	38,273,326
Commercial paper	-	15,187,042	-	15,187,042
Equity securities	$3,399,532	-	-	3,399,532
TOTAL	$3,399,532	$1,567,555,583	**	$1,570,955,115

Other financial instruments***	$446,368	-	-	$446,368

* For a complete listing of investments, please refer to the Schedule of Investments.
** Level 3 securities are valued at $0 and represent 0.0% of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Long-Term Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$5,825,281	-	$5,825,281
Commercial mortgage-backed securities	-	790,880	-	790,880
Corporate bonds	-	54,639,559	**	54,639,559
Municipal obligations	-	1,253,574	-	1,253,574
U.S. government obligations	-	15,495,662	-	15,495,662
Time deposit	-	2,250,795	-	2,250,795
Commercial paper	-	999,148	-	999,148
Equity securities	$196,836	-	-	196,836
TOTAL	$196,836	$81,254,899	**	$81,451,735

Other financial instruments***	($28,138)	-	-	($28,138)

* For a complete listing of investments, please refer to the Schedule of Investments.
** Level 3 securities are valued at $0 and represent 0.0% of net assets.
*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Ultra-Short Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$260,270,942	-	$260,270,942
Collateralized mortgage-backed obligations	-	22,692,106	-	22,692,106
Commercial mortgage-backed securities	-	103,424,782	-	103,424,782
Corporate bonds	-	295,683,500	-	295,683,500
Floating rate loans	-	8,480,312	-	8,480,312
Municipal obligations	-	23,745,000	-	23,745,000
Time deposit	-	35,214,659	-	35,214,659
Commercial paper	-	9,991,475	-	9,991,475
TOTAL	-	$759,502,776	-	$759,502,776

Other financial instruments**	($56,598)	-	-	($56,598)

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

High Yield Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$2,464,115	-	$2,464,115
Collateralized mortgage-backed obligations	-	2,423,813	-	2,423,813
Commercial mortgage-backed securities	-	2,520,279	-	2,520,279
Corporate bonds	-	112,539,330	-	112,539,330
Floating rate loans	-	1,901,033	-	1,901,033
Municipal obligations	-	275,525	-	275,525
Time deposit	-	8,283,217	-	8,283,217
Equity securities	$196,836	-	**	196,836
TOTAL	$196,836	$130,407,312	**	$130,604,148

* For a complete listing of investments, please refer to the Schedule of Investments.
** Level 3 securities are valued at $0 and represent 0.0% of net assets.

There were no transfers between levels during the period.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund’s futures contracts at period end are presented in the Schedules of Investments.
During the nine month period ended June 30, 2015, Income invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures, as well as 20 year and Ultra Long U.S. Treasury Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 211 contracts and $8,399,731 weighted average notional value.
During the nine month period ended June 30, 2015, Short Duration Income invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 514 contracts and $23,595,321 weighted average notional value.
During the nine month period ended June 30, 2015, Long-Term Income invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures, as well as Ultra Long U.S. Treasury Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 40 contracts and $936,411 weighted average notional value.
During the nine month period ended June 30, 2015, Ultra-Short Income invested in 2 year and 5 year U.S. Treasury Notes futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 64 contracts and $10,498,712 weighted average notional value.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are “covered” with an equivalent amount of high quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Schedules of Investments footnotes.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The

Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: Prior to February 2, 2015, the Fund charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same portfolio (within seven days for Class I and Class R shares). The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2015 and the capital loss carryforwards as of September 30, 2014, with expiration dates, where applicable:

	Income	Short Duration Income	Long-Term Income
Federal income tax cost of investments	$713,174,940	$1,564,401,798	$82,658,055
Unrealized appreciation	$14,018,262	$12,914,541	$1,086,028
Unrealized depreciation	(14,567,182)	(6,361,224)	(2,292,348)
Net unrealized appreciation/ (depreciation)	($548,920)	$6,553,317	($1,206,320)

	Ultra-Short Income	High Yield Bond
Federal income tax cost of investments	$759,158,561	$131,767,222
Unrealized appreciation	$1,517,722	$1,317,062
Unrealized depreciation	(1,173,507)	(2,480,136)
Net unrealized appreciation/ (depreciation)	$344,215	($1,163,074)

CAPITAL LOSS CARRYFORWARDS

Expiration Date	Income*	Ultra-Short Income*
30-Sept-2016	($3,976,802)	-
30-Sept-2017	-	($4,366)
30-Sept-2018	(254,299,863)	(348)
30-Sept-2019	(77,128,701)	-

No Expiration Date
Short-term	-	($1,258,914)
Long-term	($239,654,973)	-

* The use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND
By:    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    August 27, 2015

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer-- Principal Financial Officer
Date:    August 27, 2015